UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.99%
Actual		$ 1,000.00	$ 1,105.50	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.94	$ 4.97
Class T	1.23%
Actual		$ 1,000.00	$ 1,103.80	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.17
Class B	1.80%
Actual		$ 1,000.00	$ 1,101.10	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.02
Class C	1.73%
Actual		$ 1,000.00	$ 1,101.10	$ 9.04
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.67
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,106.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.7	7.6
Google, Inc. Class A	4.2	5.7
Berkshire Hathaway, Inc. Class A	3.0	2.6
The Coca-Cola Co.	2.7	2.7
McDonald's Corp.	2.5	3.1
Wells Fargo & Co.	2.4	1.5
The Walt Disney Co.	2.3	1.7
TJX Companies, Inc.	1.9	1.7
Noble Energy, Inc.	1.7	2.1
Colgate-Palmolive Co.	1.6	1.5
	31.0
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.3	28.0
Consumer Discretionary	22.2	21.1
Financials	10.8	7.2
Health Care	10.2	10.5
Consumer Staples	9.0	8.1
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 92.0%		Stocks 93.9%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 7.6%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	11.3%	** Foreign investments	15.6%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 0.0%
LiqTech International, Inc. (a)	500,000	$ 1,250
Automobiles - 0.4%
Harley-Davidson, Inc.	272,200	12,448
Hyundai Motor Co.	191,117	39,374
Tesla Motors, Inc. (a)(d)	769,500	24,078
		75,900
Distributors - 0.1%
LKQ Corp. (a)	485,000	16,199
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	99,344	1,266
Coinstar, Inc. (a)(d)	274,600	18,854
Kroton Educacional SA unit (a)	368,900	5,336
		25,456
Hotels, Restaurants & Leisure - 6.0%
Arcos Dorados Holdings, Inc.	705,600	10,429
Buffalo Wild Wings, Inc. (a)	142,067	12,309
Chipotle Mexican Grill, Inc. (a)	521,978	198,326
Dunkin' Brands Group, Inc.	1,709,800	58,715
Galaxy Entertainment Group Ltd. (a)	7,982,000	20,082
Las Vegas Sands Corp.	1,023,822	44,526
Marriott International, Inc. Class A	201,100	7,883
McDonald's Corp.	5,492,152	486,220
Paradise Co. Ltd.	310,061	3,757
Starbucks Corp.	3,048,082	162,524
The Cheesecake Factory, Inc. (a)	181,100	5,788
Tim Hortons, Inc. (Canada)	2,847,500	150,108
Wyndham Worldwide Corp.	197,600	10,421
Yum! Brands, Inc.	49,600	3,195
		1,174,283
Household Durables - 0.6%
D.R. Horton, Inc.	2,777,157	51,044
Lennar Corp. Class A	619,400	19,146
M.D.C. Holdings, Inc.	64,000	2,091
PulteGroup, Inc. (a)	2,998,300	32,082
Toll Brothers, Inc. (a)	335,300	9,968
		114,331
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,212,500	276,874
Expedia, Inc.	336,851	16,192
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. Class A (a)	2,004,220	$ 21,305
Liberty Media Corp. Interactive Series A (a)	186,500	3,318
Priceline.com, Inc. (a)	251,620	167,207
TripAdvisor, Inc. (a)	905,400	40,462
		525,358
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	276,600	19,771
Media - 4.3%
Comcast Corp. Class A	3,936,900	125,863
Discovery Communications, Inc. (a)	3,751,100	202,559
Interpublic Group of Companies, Inc.	1,113,000	12,076
Legend Pictures LLC (a)(h)(i)	7,990	8,542
Liberty Global, Inc. Class A (a)	59,000	2,928
Liberty Media Corp. Capital Series A (a)	236,232	20,767
Naspers Ltd. Class N	213,100	11,339
Sirius XM Radio, Inc. (a)(d)	3,761,079	6,958
The Walt Disney Co.	9,122,680	442,450
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		834,332
Multiline Retail - 1.4%
Dollar General Corp. (a)	431,500	23,469
Dollar Tree, Inc. (a)	3,659,518	196,882
Dollarama, Inc.	285,400	17,150
Dollarama, Inc. (a)(f)	229,600	13,797
Macy's, Inc.	516,900	17,756
		269,054
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	614,300	12,120
AutoZone, Inc. (a)	105,100	38,590
Bed Bath & Beyond, Inc. (a)	2,562,500	158,363
Dick's Sporting Goods, Inc.	308,200	14,794
Foschini Ltd.	267,100	4,182
Gap, Inc.	647,300	17,710
GNC Holdings, Inc.	282,200	11,062
Home Depot, Inc.	194,900	10,328
Kingfisher PLC	1,659,200	7,468
Limited Brands, Inc.	333,200	14,171
O'Reilly Automotive, Inc. (a)	266,026	22,285
Penske Automotive Group, Inc.	606,100	12,874
PetSmart, Inc.	489,500	33,374
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	2,087,400	$ 130,400
Tilly's, Inc. (a)	75,700	1,215
TJX Companies, Inc.	8,683,900	372,800
Tractor Supply Co.	122,600	10,183
Ulta Salon, Cosmetics & Fragrance, Inc.	336,502	31,423
Urban Outfitters, Inc. (a)	261,100	7,204
Vitamin Shoppe, Inc. (a)	102,335	5,621
Workman Co. Ltd.	29,900	844
Zumiez, Inc. (a)(d)	297,100	11,765
		928,776
Textiles, Apparel & Luxury Goods - 1.8%
Arezzo Industria e Comercio SA	44,000	655
Burberry Group PLC	147,000	3,050
China Hongxing Sports Ltd. (a)	6,000,000	545
Coach, Inc.	96,800	5,661
lululemon athletica, Inc. (a)	65,900	3,930
NIKE, Inc. Class B	2,423,200	212,708
Ralph Lauren Corp.	166,151	23,271
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	623,300	58,889
Vera Bradley, Inc. (a)	105,900	2,232
VF Corp.	346,500	46,240
		357,181
TOTAL CONSUMER DISCRETIONARY		4,341,891
CONSUMER STAPLES - 9.0%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	1,021,400	81,355
Boston Beer Co., Inc. Class A (a)(d)	77,370	9,362
Diageo PLC sponsored ADR	313,100	32,271
Dr Pepper Snapple Group, Inc.	547,300	23,944
The Coca-Cola Co.	6,715,987	525,123
		672,055
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,225,200	116,394
CVS Caremark Corp.	1,778,800	83,123
Drogasil SA	315,782	3,184
Fresh Market, Inc. (a)	154,300	8,275
Tesco PLC	388,400	1,886
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	2,061,800	$ 143,749
Whole Foods Market, Inc.	310,000	29,549
		386,160
Food Products - 0.8%
Kraft Foods, Inc. Class A	1,665,800	64,333
Mead Johnson Nutrition Co. Class A	301,200	24,250
Orion Corp.	11,465	9,531
TreeHouse Foods, Inc. (a)	456,410	28,430
Want Want China Holdings Ltd.	18,474,000	22,846
		149,390
Household Products - 1.8%
Colgate-Palmolive Co.	2,984,900	310,728
Kimberly-Clark Corp.	515,900	43,217
		353,945
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	3,239,200	175,306
Tobacco - 0.1%
Philip Morris International, Inc.	356,939	31,146
TOTAL CONSUMER STAPLES		1,768,002
ENERGY - 4.9%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	578,100	37,524
Oil, Gas & Consumable Fuels - 4.7%
Americas Petrogas, Inc. (f)	836,000	1,552
Anadarko Petroleum Corp.	2,319,200	153,531
BG Group PLC	97,200	1,979
Birchcliff Energy Ltd. (a)	783,700	4,311
Birchcliff Energy Ltd. (f)	900,000	4,950
Cabot Oil & Gas Corp.	50,100	1,974
Canadian Natural Resources Ltd. (d)	602,000	16,148
Concho Resources, Inc. (a)	894,980	76,181
Continental Resources, Inc. (a)(d)	759,100	50,571
Enterprise Products Partners LP	152,700	7,824
EOG Resources, Inc.	827,500	74,566
GoviEx Uranium, Inc. (a)(i)	3,477,000	8,693
Madalena Ventures, Inc. (f)	2,200,000	756
New World Oil & Gas PLC (a)(e)	23,000,000	3,602
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	3,973,900	$ 337,066
Occidental Petroleum Corp.	909,048	77,969
Painted Pony Petroleum Ltd. Class A (a)	648,231	4,680
Phillips 66 (a)	228,800	7,605
Rooster Energy Ltd. (a)(e)	10,425,000	5,017
Skope Energy, Inc. (a)(e)(f)	784,000	154
TAG Oil Ltd. (a)	748,800	5,421
TAG Oil Ltd. (f)	322,900	2,337
Tourmaline Oil Corp. (a)	1,284,400	33,911
Tourmaline Oil Corp. (a)(f)	303,400	8,010
TransAtlantic Petroleum Ltd. (a)(f)	325,400	351
Tullow Oil PLC	603,800	13,901
Ultrapar Participacoes SA	645,900	14,536
		917,596
TOTAL ENERGY		955,120
FINANCIALS - 10.8%
Capital Markets - 0.3%
State Street Corp.	1,539,200	68,710
Commercial Banks - 4.1%
Bank of Ireland (a)	325,926,928	40,809
BB&T Corp.	1,450,500	44,748
BOK Financial Corp.	37,900	2,206
Fifth Third Bancorp	1,026,600	13,756
Metro Bank PLC Class A (a)(i)	239,350	3,749
PNC Financial Services Group, Inc.	1,291,900	78,948
Texas Capital Bancshares, Inc. (a)	53,200	2,149
U.S. Bancorp	4,357,600	140,140
UMB Financial Corp.	45,200	2,316
Wells Fargo & Co.	14,014,185	468,634
		797,455
Consumer Finance - 0.7%
American Express Co.	1,883,200	109,621
Capital One Financial Corp.	408,500	22,329
Credit Acceptance Corp. (a)	48,700	4,112
		136,062
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
Citigroup, Inc.	410,470	$ 11,251
JPMorgan Chase & Co.	781,814	27,934
		39,185
Insurance - 4.5%
ACE Ltd.	1,425,000	105,635
Admiral Group PLC	699,500	13,059
AIA Group Ltd.	12,507,400	43,201
Berkshire Hathaway, Inc. Class A (a)	4,688	585,742
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,800	11,800
The Chubb Corp.	1,405,600	102,356
The Travelers Companies, Inc.	335,700	21,431
Torchmark Corp.	41,500	2,098
		885,322
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,962,100	137,170
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	4,407,550	50,472
Kennedy-Wilson Holdings, Inc.	300,000	4,203
		54,675
TOTAL FINANCIALS		2,118,579
HEALTH CARE - 9.9%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	1,262,300	125,346
Amgen, Inc.	1,563,542	114,201
ARIAD Pharmaceuticals, Inc. (a)	2,051,572	35,308
ArQule, Inc. (a)	934,336	5,541
Biogen Idec, Inc. (a)	2,038,400	294,304
BioMarin Pharmaceutical, Inc. (a)	328,100	12,986
Celgene Corp. (a)	396,500	25,439
Cepheid, Inc. (a)	93,900	4,202
Gilead Sciences, Inc. (a)	614,530	31,513
Incyte Corp. (a)(d)	88,100	2,000
Light Sciences Oncology, Inc. (a)	2,708,254	160
Medivation, Inc. (a)	176,420	16,125
Merrimack Pharmaceuticals, Inc.	338,100	2,461
ONYX Pharmaceuticals, Inc. (a)	30,100	2,000
Puma Biotechnology, Inc.	422,223	4,750
Puma Biotechnology, Inc. warrants 10/4/21 (a)(i)	422,223	0*
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	$ 215
Seattle Genetics, Inc. (a)	130,200	3,306
Verastem, Inc.	575,000	5,865
Vertex Pharmaceuticals, Inc. (a)	43,318	2,422
		688,144
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	182,700	6,113
Boston Scientific Corp. (a)	610,700	3,463
C.R. Bard, Inc.	48,000	5,157
Covidien PLC	173,600	9,288
Cyberonics, Inc. (a)	152,200	6,840
Edwards Lifesciences Corp. (a)	39,100	4,039
High Power Exploration (a)	58,562	94
Intuitive Surgical, Inc. (a)	209,200	115,853
Wright Medical Group, Inc. (a)	23,600	504
Zimmer Holdings, Inc.	30,800	1,982
		153,333
Health Care Providers & Services - 1.3%
Catalyst Health Solutions, Inc. (a)	174,200	16,277
CIGNA Corp.	441,800	19,439
DaVita, Inc. (a)	22,300	2,190
Henry Schein, Inc. (a)	174,945	13,731
Humana, Inc.	66,300	5,134
McKesson Corp.	331,800	31,106
MWI Veterinary Supply, Inc. (a)	7,000	719
OvaScience, Inc. (i)	1,090,900	6,000
UnitedHealth Group, Inc.	2,651,640	155,121
		249,717
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	479,390	37,953
Cerner Corp. (a)	1,321,046	109,198
SXC Health Solutions Corp. (a)	77,600	7,707
		154,858
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(i)	112,607	1,694
Mettler-Toledo International, Inc. (a)	695,100	108,331
Waters Corp. (a)	410,100	32,591
		142,616
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.8%
Abbott Laboratories	2,502,628	$ 161,344
Allergan, Inc.	281,300	26,040
Bayer AG	679,505	48,826
Bristol-Myers Squibb Co.	1,625,400	58,433
Elan Corp. PLC sponsored ADR (a)	646,500	9,432
Eli Lilly & Co.	368,000	15,791
Johnson & Johnson	143,800	9,715
Merck & Co., Inc.	197,800	8,258
Novo Nordisk A/S Series B	784,120	113,726
Perrigo Co.	686,960	81,013
Shire PLC	236,300	6,798
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,900	1,574
UCB SA	78,000	3,933
Valeant Pharmaceuticals International, Inc. (Canada) (a)	261,106	11,713
		556,596
TOTAL HEALTH CARE		1,945,264
INDUSTRIALS - 4.5%
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	90,572	5,301
Airlines - 0.0%
Allegiant Travel Co. (a)	6,800	474
Building Products - 0.0%
Fortune Brands Home & Security, Inc. (a)	254,500	5,668
Commercial Services & Supplies - 0.4%
Aggreko PLC	54,012	1,753
Cintas Corp.	239,000	9,228
Edenred SA	324,000	9,162
Stericycle, Inc. (a)	646,315	59,248
Swisher Hygiene, Inc. (a)	1,395,310	3,177
		82,568
Electrical Equipment - 0.3%
AMETEK, Inc.	151,500	7,561
Cooper Industries PLC Class A	89,445	6,098
Roper Industries, Inc.	546,700	53,894
		67,553
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
Danaher Corp.	3,655,054	$ 190,355
General Electric Co.	1,086,000	22,632
		212,987
Machinery - 0.2%
Colfax Corp. (a)	122,900	3,388
Donaldson Co., Inc.	97,080	3,240
Fanuc Corp.	75,200	12,361
Rexnord Corp.	263,300	5,277
Snap-On, Inc.	59,763	3,720
Valmont Industries, Inc.	15,800	1,911
Wabtec Corp.	24,500	1,911
		31,808
Professional Services - 0.6%
Bureau Veritas SA	14,062	1,248
Experian PLC	1,641,400	23,149
IHS, Inc. Class A (a)	553,302	59,607
Qualicorp SA	801,695	7,009
Verisk Analytics, Inc. (a)	344,000	16,945
		107,958
Road & Rail - 1.4%
Canadian National Railway Co.	230,700	19,510
Canadian Pacific	839,400	61,605
CSX Corp.	118,400	2,647
J.B. Hunt Transport Services, Inc.	276,800	16,497
Kansas City Southern	55,800	3,881
Localiza Rent A Car SA	201,300	3,042
Norfolk Southern Corp.	27,400	1,966
Union Pacific Corp.	1,334,500	159,219
		268,367
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (a)(f)	320,800	6,220
Class A (a)(d)	938,878	18,205
Mills Estruturas e Servicos de Engenharia SA	92,300	1,268
W.W. Grainger, Inc.	327,500	62,631
		88,324
TOTAL INDUSTRIALS		871,008
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	12,880	$ 75
F5 Networks, Inc. (a)	80,234	7,988
Motorola Solutions, Inc.	685,900	32,999
QUALCOMM, Inc.	3,585,551	199,643
Ubiquiti Networks, Inc. (d)	198,200	2,824
		243,529
Computers & Peripherals - 9.0%
Apple, Inc. (a)	2,925,546	1,708,526
EMC Corp. (a)	2,384,000	61,102
		1,769,628
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	2,118,040	116,323
National Instruments Corp.	216,200	5,807
		122,130
Internet Software & Services - 6.1%
Bankrate, Inc. (d)	80,000	1,471
Constant Contact, Inc. (a)(d)	437,600	7,824
Cornerstone OnDemand, Inc. (a)	275,292	6,555
Demandware, Inc. (d)	126,700	3,002
Dropbox, Inc. (i)	1,289,836	11,672
eBay, Inc. (a)	2,869,761	120,559
Equinix, Inc. (a)	84,300	14,807
Facebook, Inc.:
Class A (d)	2,419,000	75,279
Class B (a)(i)	763,842	21,394
Google, Inc. Class A (a)	1,409,105	817,380
LinkedIn Corp. (a)(d)	181,900	19,331
MercadoLibre, Inc.	406,600	30,820
Rackspace Hosting, Inc. (a)	309,000	13,577
Responsys, Inc. (a)	500,000	6,060
SPS Commerce, Inc. (a)(e)	1,000,000	30,380
VeriSign, Inc. (a)	365,800	15,938
Web.com, Inc. (a)	258,405	4,734
		1,200,783
IT Services - 4.8%
Accenture PLC Class A	2,732,900	164,220
Alliance Data Systems Corp. (a)(d)	571,930	77,211
Fidelity National Information Services, Inc.	776,597	26,466
Fiserv, Inc. (a)	558,881	40,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
FleetCor Technologies, Inc. (a)	29,000	$ 1,016
IBM Corp.	509,200	99,589
MasterCard, Inc. Class A	530,900	228,345
Syntel, Inc.	21,500	1,305
Teradata Corp. (a)	53,500	3,853
Total System Services, Inc.	115,943	2,775
Vantiv, Inc.	31,900	743
Visa, Inc. Class A	2,313,600	286,030
		931,915
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	136,100	5,127
ARM Holdings PLC sponsored ADR	3,035,300	72,210
ASML Holding NV	740,100	38,056
Avago Technologies Ltd.	725,900	26,060
Cirrus Logic, Inc. (a)	570,800	17,056
Cymer, Inc. (a)	7,259	428
Ezchip Semiconductor Ltd. (a)	98,700	3,952
Mellanox Technologies Ltd. (a)	7,800	553
Samsung Electronics Co. Ltd.	119,070	126,539
Skyworks Solutions, Inc. (a)	665,276	18,209
		308,190
Software - 4.0%
Allot Communications Ltd. (a)	477,288	13,297
ANSYS, Inc. (a)	108,924	6,874
Ariba, Inc. (a)	477,500	21,373
Check Point Software Technologies Ltd. (a)	1,533,500	76,046
Citrix Systems, Inc. (a)	1,202,900	100,971
CommVault Systems, Inc. (a)	5,475	271
Concur Technologies, Inc. (a)	547,593	37,291
Descartes Systems Group, Inc. (a)	120,600	1,027
Fortinet, Inc. (a)	668,528	15,523
Guidewire Software, Inc. (d)	340,708	9,581
Informatica Corp. (a)	1,283,179	54,355
Intuit, Inc.	1,767,800	104,919
Jive Software, Inc. (d)	368,000	7,724
Microsoft Corp.	1,703,500	52,110
NetSuite, Inc. (a)	479,300	26,251
Nexon Co. Ltd.	403,100	7,891
QLIK Technologies, Inc. (a)	117,800	2,606
Red Hat, Inc. (a)	737,800	41,671
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	680,133	$ 94,035
ServiceNow, Inc.	48,900	1,203
SolarWinds, Inc. (a)	837,962	36,502
Splunk, Inc.	49,500	1,391
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Ultimate Software Group, Inc. (a)	99,130	8,834
VMware, Inc. Class A (a)	436,100	39,703
Workday, Inc. (i)	284,512	6,971
Zynga, Inc.	927,054	5,043
		773,463
TOTAL INFORMATION TECHNOLOGY		5,349,638
MATERIALS - 3.2%
Chemicals - 1.0%
Airgas, Inc.	21,900	1,840
Ashland, Inc.	28,200	1,955
Ecolab, Inc.	678,300	46,484
Filtrona PLC	898,000	6,730
FMC Corp.	149,600	8,001
Monsanto Co.	688,500	56,994
PPG Industries, Inc.	173,100	18,369
Sherwin-Williams Co.	249,300	32,995
Valspar Corp.	175,000	9,186
W.R. Grace & Co. (a)	44,600	2,250
		184,804
Containers & Packaging - 0.1%
Ball Corp.	268,300	11,014
Silgan Holdings, Inc.	148,892	6,356
		17,370
Metals & Mining - 2.1%
Allied Nevada Gold Corp. (Canada) (a)	81,400	2,309
Altius Minerals Corp. (a)	23,100	241
Avion Gold Corp. (a)	9,156,600	4,092
B2Gold Corp. (a)	6,288,500	18,901
B2Gold Corp. (a)(f)	660,000	1,984
Dalradian Resources, Inc. (a)	907,000	579
Dalradian Resources, Inc. (f)	1,000,000	638
Eldorado Gold Corp.	1,831,203	22,555
Franco-Nevada Corp.	3,075,900	139,097
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	62,150	$ 360
Goldcorp, Inc.	808,601	30,443
Ivanhoe Mines Ltd.	2,478,355	24,440
Ivanhoe Mines Ltd. rights 7/19/12 (a)	2,068,155	1,869
Medusa Mining Ltd.	2,464,590	12,294
New Gold, Inc. (a)	4,514,100	43,053
Newcrest Mining Ltd.	1,106,251	25,744
Novagold Resources, Inc. (a)	2,268,500	11,898
Premier Gold Mines Ltd. (a)	526,000	2,273
Premier Gold Mines Ltd. (f)	900,000	3,890
Pretium Resources, Inc. (a)	1,136,800	15,766
Rio Alto Mining Ltd. (a)	287,600	1,153
Royal Gold, Inc.	457,600	35,876
Sable Mining Africa Ltd. (a)	25,805,435	3,940
Tahoe Resources, Inc. (a)(f)	1,074,200	14,845
		418,240
TOTAL MATERIALS		620,414
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
tw telecom, inc. (a)	312,000	8,006
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (depository receipt)	74,500	7,011
SBA Communications Corp. Class A (a)	163,700	9,339
		16,350
TOTAL TELECOMMUNICATION SERVICES		24,356
UTILITIES - 0.1%
Gas Utilities - 0.0%
ONEOK, Inc.	36,800	1,557
Multi-Utilities - 0.1%
YTL Corp. Bhd	19,223,626	12,320
TOTAL UTILITIES		13,877
TOTAL COMMON STOCKS (Cost $12,962,019)		18,008,149
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00%	165,366	$ 845
8.00%	11,811	60
8.00%	11,812	60
		965
HEALTH CARE - 0.3%
Health Care Technology - 0.1%
Castlight Health, Inc. Series D (a)(i)	1,325,100	9,276
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (i)	3,363,446	16,518
Kythera Biopharmaceuticals, Inc. (i)	3,803,655	25,256
		41,774
TOTAL HEALTH CARE		51,050
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	64,821	159
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	602,295	2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		2,940
TOTAL CONVERTIBLE PREFERRED STOCKS		54,955
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (i)	299,518	2,710
TOTAL PREFERRED STOCKS (Cost $54,933)		57,665
Corporate Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (g)(i)	$ 11,301	$ 11,721
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	26	26
9% 11/18/13	26	26
9% 12/2/13	362	362
		414
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	1,849	1,909
TOTAL CONSUMER DISCRETIONARY		2,323
TOTAL CORPORATE BONDS (Cost $13,486)		14,044
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,460,823,250	1,460,823
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	239,467,703	239,468
TOTAL MONEY MARKET FUNDS (Cost $1,700,291)		1,700,291
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $14,730,729)		19,780,149
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(216,507)
NET ASSETS - 100%		$ 19,563,642
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,844,000 or 0.3% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $137,983,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 16,518
Castlight Health, Inc. Series D	4/25/12	$ 7,999
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 19,101
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 11,428
Kythera Biopharmaceuticals, Inc.	8/30/11	$ 20,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 6,777
Metro Bank PLC Class A	5/21/12	$ 3,791
OvaScience, Inc.	3/29/12	$ 6,000
Puma Biotechnology, Inc. warrants 10/4/21	10/4/11	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
Workday, Inc.	10/13/11	$ 3,773

* Amount represents less than $1,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 653
Fidelity Securities Lending Cash Central Fund	1,552
Total	$ 2,205
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New World Oil & Gas PLC	$ -	$ 2,884	$ -	$ -	$ 3,602
Rooster Energy Ltd.	-	6,357	-	-	5,017
Skope Energy, Inc.	1,193	-	-	-	154
SPS Commerce, Inc.	25,950	-	-	-	30,380
Total	$ 27,143	$ 9,241	$ -	$ -	$ 39,153
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,342,856	$ 4,267,897	$ 64,057	$ 10,902
Consumer Staples	1,768,002	1,735,625	32,377	-
Energy	955,120	946,427	-	8,693
Financials	2,118,579	2,030,820	84,010	3,749
Health Care	1,996,314	1,818,271	120,739	57,304
Industrials	871,008	855,470	15,538	-
Information Technology	5,355,288	5,175,171	155,824	24,293
Materials	620,414	582,376	38,038	-
Telecommunication Services	24,356	24,356	-	-
Utilities	13,877	1,557	12,320	-
Corporate Bonds	14,044	-	1,909	12,135
Money Market Funds	1,700,291	1,700,291	-	-
Total Investments in Securities:	$ 19,780,149	$ 19,138,261	$ 524,812	$ 117,076

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 357,476
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.7%
Canada	3.8%
Ireland	1.2%
Korea (South)	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $238,794) - See accompanying schedule: Unaffiliated issuers (cost $12,990,647)	$ 18,040,705
Fidelity Central Funds (cost $1,700,291)	1,700,291
Other affiliated issuers (cost $39,791)	39,153
Total Investments (cost $14,730,729)		$ 19,780,149
Cash		260
Receivable for investments sold Regular delivery		158,822
Delayed delivery		529
Receivable for fund shares sold		58,917
Dividends receivable		13,007
Interest receivable		657
Distributions receivable from Fidelity Central Funds		351
Other receivables		556
Total assets		20,013,248

Liabilities
Payable for investments purchased	$ 160,183
Payable for fund shares redeemed	33,434
Accrued management fee	8,488
Distribution and service plan fees payable	4,187
Other affiliated payables	3,352
Other payables and accrued expenses	494
Collateral on securities loaned, at value	239,468
Total liabilities		449,606

Net Assets		$ 19,563,642
Net Assets consist of:
Paid in capital		$ 15,536,882
Accumulated net investment loss		(27,733)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(994,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,049,455
Net Assets		$ 19,563,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,182,884 ÷ 283,676 shares)	$ 21.80

Maximum offering price per share (100/94.25 of $21.80)	$ 23.13
Class T: Net Asset Value and redemption price per share ($1,772,835 ÷ 82,537 shares)	$ 21.48

Maximum offering price per share (100/96.50 of $21.48)	$ 22.26
Class B: Net Asset Value and offering price per share ($289,162 ÷ 14,121 shares)A	$ 20.48

Class C: Net Asset Value and offering price per share ($2,399,998 ÷ 116,566 shares)A	$ 20.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,918,763 ÷ 403,805 shares)	$ 22.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 86,734
Interest		416
Income from Fidelity Central Funds		2,205
Total income		89,355

Expenses
Management fee Basic fee	$ 52,811
Performance adjustment	(4,443)
Transfer agent fees	19,125
Distribution and service plan fees	25,539
Accounting and security lending fees	851
Custodian fees and expenses	273
Independent trustees' compensation	60
Registration fees	351
Audit	43
Legal	25
Miscellaneous	105
Total expenses before reductions	94,740
Expense reductions	(351)	94,389
Net investment income (loss)		(5,034)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	222,283
Foreign currency transactions	(124)
Total net realized gain (loss)		222,159
Change in net unrealized appreciation (depreciation) on: Investment securities	1,582,112
Assets and liabilities in foreign currencies	42
Total change in net unrealized appreciation (depreciation)		1,582,154
Net gain (loss)		1,804,313
Net increase (decrease) in net assets resulting from operations		$ 1,799,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,034)	$ (45,595)
Net realized gain (loss)	222,159	606,286
Change in net unrealized appreciation (depreciation)	1,582,154	(772,221)
Net increase (decrease) in net assets resulting from operations	1,799,279	(211,530)
Distributions to shareholders from net realized gain	-	(24,043)
Share transactions - net increase (decrease)	704,302	1,490,230
Total increase (decrease) in net assets	2,503,581	1,254,657

Net Assets
Beginning of period	17,060,061	15,805,404
End of period (including accumulated net investment loss of $27,733 and accumulated net investment loss of $22,699, respectively)	$ 19,563,642	$ 17,060,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 19.96	$ 17.24	$ 13.36	$ 21.65	$ 18.37
Income from Investment Operations
Net investment income (loss) E	- K	(.05)	(.05)	- K	.05	.08
Net realized and unrealized gain (loss)	2.08	(.15)	2.81	3.89	(8.22)	3.65
Total from investment operations	2.08	(.20)	2.76	3.89	(8.17)	3.73
Distributions from net investment income	-	-	-	-	- K	(.06)
Distributions from net realized gain	-	(.04)	(.04)	(.01)	(.12)	(.39)
Total distributions	-	(.04)	(.04)	(.01)	(.12)	(.45)
Net asset value, end of period	$ 21.80	$ 19.72	$ 19.96	$ 17.24	$ 13.36	$ 21.65
Total Return B, C, D	10.55%	(1.04)%	16.07%	29.12%	(37.92)%	20.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	1.08%	1.14%	1.19%	1.10%	1.09%
Expenses net of fee waivers, if any	.99% A	1.08%	1.14%	1.19%	1.10%	1.09%
Expenses net of all reductions	.98% A	1.07%	1.13%	1.18%	1.10%	1.08%
Net investment income (loss)	(.04)% A	(.23)%	(.28)%	-% H	.26%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 6,183	$ 5,809	$ 5,603	$ 4,265	$ 2,614	$ 2,630
Portfolio turnover rate G	56% A	58%	47% J	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.46	$ 19.74	$ 17.08	$ 13.26	$ 21.56	$ 18.29
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.04)	- J	.04
Net realized and unrealized gain (loss)	2.05	(.14)	2.78	3.86	(8.18)	3.62
Total from investment operations	2.02	(.24)	2.69	3.82	(8.18)	3.66
Distributions from net realized gain	-	(.04)	(.03)	-	(.12)	(.39)
Net asset value, end of period	$ 21.48	$ 19.46	$ 19.74	$ 17.08	$ 13.26	$ 21.56
Total Return B, C, D	10.38%	(1.25)%	15.81%	28.81%	(38.13)%	20.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.32%	1.38%	1.45%	1.34%	1.31%
Expenses net of fee waivers, if any	1.23% A	1.32%	1.38%	1.45%	1.34%	1.31%
Expenses net of all reductions	1.23% A	1.32%	1.38%	1.44%	1.34%	1.31%
Net investment income (loss)	(.28)% A	(.48)%	(.52)%	(.25)%	.02%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 1,773	$ 1,640	$ 1,756	$ 1,557	$ 1,254	$ 2,185
Portfolio turnover rate G	56% A	58%	47% I	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.60	$ 18.95	$ 16.49	$ 12.88	$ 21.04	$ 17.97
Income from Investment Operations
Net investment income (loss) E	(.09)	(.20)	(.19)	(.11)	(.10)	(.08)
Net realized and unrealized gain (loss)	1.97	(.15)	2.68	3.72	(7.94)	3.54
Total from investment operations	1.88	(.35)	2.49	3.61	(8.04)	3.46
Distributions from net realized gain	-	-	(.03)	-	(.12)	(.39)
Net asset value, end of period	$ 20.48	$ 18.60	$ 18.95	$ 16.49	$ 12.88	$ 21.04
Total Return B, C, D	10.11%	(1.85)%	15.14%	28.03%	(38.41)%	19.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.89%	1.96%	2.01%	1.91%	1.89%
Expenses net of fee waivers, if any	1.80% A	1.89%	1.96%	2.00%	1.91%	1.89%
Expenses net of all reductions	1.79% A	1.89%	1.95%	1.99%	1.91%	1.89%
Net investment income (loss)	(.85)% A	(1.05)%	(1.10)%	(.81)%	(.55)%	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 289	$ 309	$ 410	$ 401	$ 313	$ 489
Portfolio turnover rate G	56% A	58%	47% I	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.70	$ 19.03	$ 16.55	$ 12.92	$ 21.10	$ 18.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.19)	(.17)	(.11)	(.09)	(.06)
Net realized and unrealized gain (loss)	1.97	(.14)	2.68	3.74	(7.97)	3.55
Total from investment operations	1.89	(.33)	2.51	3.63	(8.06)	3.49
Distributions from net realized gain	-	-	(.03)	-	(.12)	(.39)
Net asset value, end of period	$ 20.59	$ 18.70	$ 19.03	$ 16.55	$ 12.92	$ 21.10
Total Return B, C, D	10.11%	(1.73)%	15.21%	28.10%	(38.39)%	19.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.83%	1.88%	1.95%	1.85%	1.82%
Expenses net of fee waivers, if any	1.73% A	1.83%	1.88%	1.95%	1.85%	1.82%
Expenses net of all reductions	1.73% A	1.82%	1.88%	1.94%	1.85%	1.82%
Net investment income (loss)	(.79)% A	(.98)%	(1.02)%	(.76)%	(.49)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,400	$ 2,133	$ 2,138	$ 1,799	$ 1,355	$ 1,879
Portfolio turnover rate G	56% A	58%	47% I	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 20.14	$ 17.39	$ 13.49	$ 21.84	$ 18.52
Income from Investment Operations
Net investment income (loss) D	.02	.01	(.01)	.03	.09	.14
Net realized and unrealized gain (loss)	2.11	(.15)	2.85	3.93	(8.30)	3.67
Total from investment operations	2.13	(.14)	2.84	3.96	(8.21)	3.81
Distributions from net investment income	-	-	-	(.02)	(.02)	(.10)
Distributions from net realized gain	-	(.04)	(.09)	(.04)	(.12)	(.39)
Total distributions	-	(.04)	(.09)	(.06)	(.14)	(.49)
Net asset value, end of period	$ 22.09	$ 19.96	$ 20.14	$ 17.39	$ 13.49	$ 21.84
Total Return B, C	10.67%	(.73)%	16.34%	29.37%	(37.76)%	20.57%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.81%	.89%	.96%	.86%	.81%
Expenses net of fee waivers, if any	.72% A	.81%	.89%	.96%	.86%	.81%
Expenses net of all reductions	.72% A	.81%	.89%	.95%	.85%	.81%
Net investment income (loss)	.23% A	.03%	(.04)%	.24%	.50%	.69%
Supplemental Data
Net assets, end of period (in millions)	$ 8,919	$ 7,169	$ 5,898	$ 4,225	$ 2,793	$ 2,309
Portfolio turnover rate F	56% A	58%	47% H	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,263,081
Gross unrealized depreciation	(308,799)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,954,282

Tax cost	$ 14,825,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,018)
2015	(6,900)
2016	(34,661)
2017	(824,136)
2018	(113,112)
Total capital loss carryforward	$ (979,827)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund acquired $36,694 of capital loss carryforwards from the Fidelity Advisor Fifty Fund when it merged into the fund on December 17, 2010. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Fifty Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $28,777 of the losses acquired from Fidelity Advisor Fifty Fund will expire unused and are not included in the capital loss carryforward amounts disclosed above.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,226,432 and $5,022,519, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,790	$ 219
Class T	.25%	.25%	4,435	30
Class B	.75%	.25%	1,562	1,174
Class C	.75%	.25%	11,752	1,784
			$ 25,539	$ 3,207

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 839
Class T	137
Class B*	193
Class C*	88
$ 1,257

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,507.21
Class T	1,782.20
Class B	420.27
Class C	2,423.21
Institutional Class	7,993.19
	$ 19,125

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $70 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,435. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,552, including $94 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $351 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net realized gain
Class A	$ -	$ 10,098
Class T	-	3,142
Class B	-	-
Class C	-	-
Institutional Class	-	10,803
Total	$ -	$ 24,043

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	36,453	90,043	$ 787,356	$ 1,820,476
Reinvestment of distributions	-	439	-	9,175
Shares redeemed	(47,349)	(76,699)	(1,028,332)	(1,538,413)
Net increase (decrease)	(10,896)	13,783	$ (240,976)	$ 291,238
Class T
Shares sold	7,005	18,906	$ 148,818	$ 377,982
Reinvestment of distributions	-	139	-	2,869
Shares redeemed	(8,726)	(23,772)	(185,572)	(474,099)
Net increase (decrease)	(1,721)	(4,727)	$ (36,754)	$ (93,248)
Class B
Shares sold	162	510	$ 3,265	$ 9,732
Reinvestment of distributions	-	-	-	-
Shares redeemed	(2,676)	(5,503)	(54,515)	(105,005)
Net increase (decrease)	(2,514)	(4,993)	$ (51,250)	$ (95,273)
Class C
Shares sold	12,607	23,065	$ 257,594	$ 444,337
Reinvestment of distributions	-	-	-	-
Shares redeemed	(10,117)	(21,338)	(206,834)	(406,710)
Net increase (decrease)	2,490	1,727	$ 50,760	$ 37,627
Institutional Class
Shares sold	80,737	141,293	$ 1,769,964	$ 2,863,246
Reinvestment of distributions	-	404	-	8,538
Shares redeemed	(36,133)	(75,337)	(787,442)	(1,521,898)
Net increase (decrease)	44,604	66,360	$ 982,522	$ 1,349,886

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIF-USAN-0812
1.803541.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor ®

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	.99%
Actual		$ 1,000.00	$ 1,105.50	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.94	$ 4.97
Class T	1.23%
Actual		$ 1,000.00	$ 1,103.80	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.17
Class B	1.80%
Actual		$ 1,000.00	$ 1,101.10	$ 9.40
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.02
Class C	1.73%
Actual		$ 1,000.00	$ 1,101.10	$ 9.04
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.67
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,106.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.7	7.6
Google, Inc. Class A	4.2	5.7
Berkshire Hathaway, Inc. Class A	3.0	2.6
The Coca-Cola Co.	2.7	2.7
McDonald's Corp.	2.5	3.1
Wells Fargo & Co.	2.4	1.5
The Walt Disney Co.	2.3	1.7
TJX Companies, Inc.	1.9	1.7
Noble Energy, Inc.	1.7	2.1
Colgate-Palmolive Co.	1.6	1.5
	31.0
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.3	28.0
Consumer Discretionary	22.2	21.1
Financials	10.8	7.2
Health Care	10.2	10.5
Consumer Staples	9.0	8.1
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 92.0%		Stocks 93.9%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 0.3%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 7.6%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	11.3%	** Foreign investments	15.6%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 0.0%
LiqTech International, Inc. (a)	500,000	$ 1,250
Automobiles - 0.4%
Harley-Davidson, Inc.	272,200	12,448
Hyundai Motor Co.	191,117	39,374
Tesla Motors, Inc. (a)(d)	769,500	24,078
		75,900
Distributors - 0.1%
LKQ Corp. (a)	485,000	16,199
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	99,344	1,266
Coinstar, Inc. (a)(d)	274,600	18,854
Kroton Educacional SA unit (a)	368,900	5,336
		25,456
Hotels, Restaurants & Leisure - 6.0%
Arcos Dorados Holdings, Inc.	705,600	10,429
Buffalo Wild Wings, Inc. (a)	142,067	12,309
Chipotle Mexican Grill, Inc. (a)	521,978	198,326
Dunkin' Brands Group, Inc.	1,709,800	58,715
Galaxy Entertainment Group Ltd. (a)	7,982,000	20,082
Las Vegas Sands Corp.	1,023,822	44,526
Marriott International, Inc. Class A	201,100	7,883
McDonald's Corp.	5,492,152	486,220
Paradise Co. Ltd.	310,061	3,757
Starbucks Corp.	3,048,082	162,524
The Cheesecake Factory, Inc. (a)	181,100	5,788
Tim Hortons, Inc. (Canada)	2,847,500	150,108
Wyndham Worldwide Corp.	197,600	10,421
Yum! Brands, Inc.	49,600	3,195
		1,174,283
Household Durables - 0.6%
D.R. Horton, Inc.	2,777,157	51,044
Lennar Corp. Class A	619,400	19,146
M.D.C. Holdings, Inc.	64,000	2,091
PulteGroup, Inc. (a)	2,998,300	32,082
Toll Brothers, Inc. (a)	335,300	9,968
		114,331
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,212,500	276,874
Expedia, Inc.	336,851	16,192
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. Class A (a)	2,004,220	$ 21,305
Liberty Media Corp. Interactive Series A (a)	186,500	3,318
Priceline.com, Inc. (a)	251,620	167,207
TripAdvisor, Inc. (a)	905,400	40,462
		525,358
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	276,600	19,771
Media - 4.3%
Comcast Corp. Class A	3,936,900	125,863
Discovery Communications, Inc. (a)	3,751,100	202,559
Interpublic Group of Companies, Inc.	1,113,000	12,076
Legend Pictures LLC (a)(h)(i)	7,990	8,542
Liberty Global, Inc. Class A (a)	59,000	2,928
Liberty Media Corp. Capital Series A (a)	236,232	20,767
Naspers Ltd. Class N	213,100	11,339
Sirius XM Radio, Inc. (a)(d)	3,761,079	6,958
The Walt Disney Co.	9,122,680	442,450
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		834,332
Multiline Retail - 1.4%
Dollar General Corp. (a)	431,500	23,469
Dollar Tree, Inc. (a)	3,659,518	196,882
Dollarama, Inc.	285,400	17,150
Dollarama, Inc. (a)(f)	229,600	13,797
Macy's, Inc.	516,900	17,756
		269,054
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	614,300	12,120
AutoZone, Inc. (a)	105,100	38,590
Bed Bath & Beyond, Inc. (a)	2,562,500	158,363
Dick's Sporting Goods, Inc.	308,200	14,794
Foschini Ltd.	267,100	4,182
Gap, Inc.	647,300	17,710
GNC Holdings, Inc.	282,200	11,062
Home Depot, Inc.	194,900	10,328
Kingfisher PLC	1,659,200	7,468
Limited Brands, Inc.	333,200	14,171
O'Reilly Automotive, Inc. (a)	266,026	22,285
Penske Automotive Group, Inc.	606,100	12,874
PetSmart, Inc.	489,500	33,374
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	2,087,400	$ 130,400
Tilly's, Inc. (a)	75,700	1,215
TJX Companies, Inc.	8,683,900	372,800
Tractor Supply Co.	122,600	10,183
Ulta Salon, Cosmetics & Fragrance, Inc.	336,502	31,423
Urban Outfitters, Inc. (a)	261,100	7,204
Vitamin Shoppe, Inc. (a)	102,335	5,621
Workman Co. Ltd.	29,900	844
Zumiez, Inc. (a)(d)	297,100	11,765
		928,776
Textiles, Apparel & Luxury Goods - 1.8%
Arezzo Industria e Comercio SA	44,000	655
Burberry Group PLC	147,000	3,050
China Hongxing Sports Ltd. (a)	6,000,000	545
Coach, Inc.	96,800	5,661
lululemon athletica, Inc. (a)	65,900	3,930
NIKE, Inc. Class B	2,423,200	212,708
Ralph Lauren Corp.	166,151	23,271
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	623,300	58,889
Vera Bradley, Inc. (a)	105,900	2,232
VF Corp.	346,500	46,240
		357,181
TOTAL CONSUMER DISCRETIONARY		4,341,891
CONSUMER STAPLES - 9.0%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR	1,021,400	81,355
Boston Beer Co., Inc. Class A (a)(d)	77,370	9,362
Diageo PLC sponsored ADR	313,100	32,271
Dr Pepper Snapple Group, Inc.	547,300	23,944
The Coca-Cola Co.	6,715,987	525,123
		672,055
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,225,200	116,394
CVS Caremark Corp.	1,778,800	83,123
Drogasil SA	315,782	3,184
Fresh Market, Inc. (a)	154,300	8,275
Tesco PLC	388,400	1,886
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	2,061,800	$ 143,749
Whole Foods Market, Inc.	310,000	29,549
		386,160
Food Products - 0.8%
Kraft Foods, Inc. Class A	1,665,800	64,333
Mead Johnson Nutrition Co. Class A	301,200	24,250
Orion Corp.	11,465	9,531
TreeHouse Foods, Inc. (a)	456,410	28,430
Want Want China Holdings Ltd.	18,474,000	22,846
		149,390
Household Products - 1.8%
Colgate-Palmolive Co.	2,984,900	310,728
Kimberly-Clark Corp.	515,900	43,217
		353,945
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	3,239,200	175,306
Tobacco - 0.1%
Philip Morris International, Inc.	356,939	31,146
TOTAL CONSUMER STAPLES		1,768,002
ENERGY - 4.9%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	578,100	37,524
Oil, Gas & Consumable Fuels - 4.7%
Americas Petrogas, Inc. (f)	836,000	1,552
Anadarko Petroleum Corp.	2,319,200	153,531
BG Group PLC	97,200	1,979
Birchcliff Energy Ltd. (a)	783,700	4,311
Birchcliff Energy Ltd. (f)	900,000	4,950
Cabot Oil & Gas Corp.	50,100	1,974
Canadian Natural Resources Ltd. (d)	602,000	16,148
Concho Resources, Inc. (a)	894,980	76,181
Continental Resources, Inc. (a)(d)	759,100	50,571
Enterprise Products Partners LP	152,700	7,824
EOG Resources, Inc.	827,500	74,566
GoviEx Uranium, Inc. (a)(i)	3,477,000	8,693
Madalena Ventures, Inc. (f)	2,200,000	756
New World Oil & Gas PLC (a)(e)	23,000,000	3,602
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	3,973,900	$ 337,066
Occidental Petroleum Corp.	909,048	77,969
Painted Pony Petroleum Ltd. Class A (a)	648,231	4,680
Phillips 66 (a)	228,800	7,605
Rooster Energy Ltd. (a)(e)	10,425,000	5,017
Skope Energy, Inc. (a)(e)(f)	784,000	154
TAG Oil Ltd. (a)	748,800	5,421
TAG Oil Ltd. (f)	322,900	2,337
Tourmaline Oil Corp. (a)	1,284,400	33,911
Tourmaline Oil Corp. (a)(f)	303,400	8,010
TransAtlantic Petroleum Ltd. (a)(f)	325,400	351
Tullow Oil PLC	603,800	13,901
Ultrapar Participacoes SA	645,900	14,536
		917,596
TOTAL ENERGY		955,120
FINANCIALS - 10.8%
Capital Markets - 0.3%
State Street Corp.	1,539,200	68,710
Commercial Banks - 4.1%
Bank of Ireland (a)	325,926,928	40,809
BB&T Corp.	1,450,500	44,748
BOK Financial Corp.	37,900	2,206
Fifth Third Bancorp	1,026,600	13,756
Metro Bank PLC Class A (a)(i)	239,350	3,749
PNC Financial Services Group, Inc.	1,291,900	78,948
Texas Capital Bancshares, Inc. (a)	53,200	2,149
U.S. Bancorp	4,357,600	140,140
UMB Financial Corp.	45,200	2,316
Wells Fargo & Co.	14,014,185	468,634
		797,455
Consumer Finance - 0.7%
American Express Co.	1,883,200	109,621
Capital One Financial Corp.	408,500	22,329
Credit Acceptance Corp. (a)	48,700	4,112
		136,062
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
Citigroup, Inc.	410,470	$ 11,251
JPMorgan Chase & Co.	781,814	27,934
		39,185
Insurance - 4.5%
ACE Ltd.	1,425,000	105,635
Admiral Group PLC	699,500	13,059
AIA Group Ltd.	12,507,400	43,201
Berkshire Hathaway, Inc. Class A (a)	4,688	585,742
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,800	11,800
The Chubb Corp.	1,405,600	102,356
The Travelers Companies, Inc.	335,700	21,431
Torchmark Corp.	41,500	2,098
		885,322
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,962,100	137,170
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	4,407,550	50,472
Kennedy-Wilson Holdings, Inc.	300,000	4,203
		54,675
TOTAL FINANCIALS		2,118,579
HEALTH CARE - 9.9%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	1,262,300	125,346
Amgen, Inc.	1,563,542	114,201
ARIAD Pharmaceuticals, Inc. (a)	2,051,572	35,308
ArQule, Inc. (a)	934,336	5,541
Biogen Idec, Inc. (a)	2,038,400	294,304
BioMarin Pharmaceutical, Inc. (a)	328,100	12,986
Celgene Corp. (a)	396,500	25,439
Cepheid, Inc. (a)	93,900	4,202
Gilead Sciences, Inc. (a)	614,530	31,513
Incyte Corp. (a)(d)	88,100	2,000
Light Sciences Oncology, Inc. (a)	2,708,254	160
Medivation, Inc. (a)	176,420	16,125
Merrimack Pharmaceuticals, Inc.	338,100	2,461
ONYX Pharmaceuticals, Inc. (a)	30,100	2,000
Puma Biotechnology, Inc.	422,223	4,750
Puma Biotechnology, Inc. warrants 10/4/21 (a)(i)	422,223	0*
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	$ 215
Seattle Genetics, Inc. (a)	130,200	3,306
Verastem, Inc.	575,000	5,865
Vertex Pharmaceuticals, Inc. (a)	43,318	2,422
		688,144
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	182,700	6,113
Boston Scientific Corp. (a)	610,700	3,463
C.R. Bard, Inc.	48,000	5,157
Covidien PLC	173,600	9,288
Cyberonics, Inc. (a)	152,200	6,840
Edwards Lifesciences Corp. (a)	39,100	4,039
High Power Exploration (a)	58,562	94
Intuitive Surgical, Inc. (a)	209,200	115,853
Wright Medical Group, Inc. (a)	23,600	504
Zimmer Holdings, Inc.	30,800	1,982
		153,333
Health Care Providers & Services - 1.3%
Catalyst Health Solutions, Inc. (a)	174,200	16,277
CIGNA Corp.	441,800	19,439
DaVita, Inc. (a)	22,300	2,190
Henry Schein, Inc. (a)	174,945	13,731
Humana, Inc.	66,300	5,134
McKesson Corp.	331,800	31,106
MWI Veterinary Supply, Inc. (a)	7,000	719
OvaScience, Inc. (i)	1,090,900	6,000
UnitedHealth Group, Inc.	2,651,640	155,121
		249,717
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	479,390	37,953
Cerner Corp. (a)	1,321,046	109,198
SXC Health Solutions Corp. (a)	77,600	7,707
		154,858
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(i)	112,607	1,694
Mettler-Toledo International, Inc. (a)	695,100	108,331
Waters Corp. (a)	410,100	32,591
		142,616
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.8%
Abbott Laboratories	2,502,628	$ 161,344
Allergan, Inc.	281,300	26,040
Bayer AG	679,505	48,826
Bristol-Myers Squibb Co.	1,625,400	58,433
Elan Corp. PLC sponsored ADR (a)	646,500	9,432
Eli Lilly & Co.	368,000	15,791
Johnson & Johnson	143,800	9,715
Merck & Co., Inc.	197,800	8,258
Novo Nordisk A/S Series B	784,120	113,726
Perrigo Co.	686,960	81,013
Shire PLC	236,300	6,798
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,900	1,574
UCB SA	78,000	3,933
Valeant Pharmaceuticals International, Inc. (Canada) (a)	261,106	11,713
		556,596
TOTAL HEALTH CARE		1,945,264
INDUSTRIALS - 4.5%
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	90,572	5,301
Airlines - 0.0%
Allegiant Travel Co. (a)	6,800	474
Building Products - 0.0%
Fortune Brands Home & Security, Inc. (a)	254,500	5,668
Commercial Services & Supplies - 0.4%
Aggreko PLC	54,012	1,753
Cintas Corp.	239,000	9,228
Edenred SA	324,000	9,162
Stericycle, Inc. (a)	646,315	59,248
Swisher Hygiene, Inc. (a)	1,395,310	3,177
		82,568
Electrical Equipment - 0.3%
AMETEK, Inc.	151,500	7,561
Cooper Industries PLC Class A	89,445	6,098
Roper Industries, Inc.	546,700	53,894
		67,553
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
Danaher Corp.	3,655,054	$ 190,355
General Electric Co.	1,086,000	22,632
		212,987
Machinery - 0.2%
Colfax Corp. (a)	122,900	3,388
Donaldson Co., Inc.	97,080	3,240
Fanuc Corp.	75,200	12,361
Rexnord Corp.	263,300	5,277
Snap-On, Inc.	59,763	3,720
Valmont Industries, Inc.	15,800	1,911
Wabtec Corp.	24,500	1,911
		31,808
Professional Services - 0.6%
Bureau Veritas SA	14,062	1,248
Experian PLC	1,641,400	23,149
IHS, Inc. Class A (a)	553,302	59,607
Qualicorp SA	801,695	7,009
Verisk Analytics, Inc. (a)	344,000	16,945
		107,958
Road & Rail - 1.4%
Canadian National Railway Co.	230,700	19,510
Canadian Pacific	839,400	61,605
CSX Corp.	118,400	2,647
J.B. Hunt Transport Services, Inc.	276,800	16,497
Kansas City Southern	55,800	3,881
Localiza Rent A Car SA	201,300	3,042
Norfolk Southern Corp.	27,400	1,966
Union Pacific Corp.	1,334,500	159,219
		268,367
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
Class A (a)(f)	320,800	6,220
Class A (a)(d)	938,878	18,205
Mills Estruturas e Servicos de Engenharia SA	92,300	1,268
W.W. Grainger, Inc.	327,500	62,631
		88,324
TOTAL INDUSTRIALS		871,008
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	12,880	$ 75
F5 Networks, Inc. (a)	80,234	7,988
Motorola Solutions, Inc.	685,900	32,999
QUALCOMM, Inc.	3,585,551	199,643
Ubiquiti Networks, Inc. (d)	198,200	2,824
		243,529
Computers & Peripherals - 9.0%
Apple, Inc. (a)	2,925,546	1,708,526
EMC Corp. (a)	2,384,000	61,102
		1,769,628
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	2,118,040	116,323
National Instruments Corp.	216,200	5,807
		122,130
Internet Software & Services - 6.1%
Bankrate, Inc. (d)	80,000	1,471
Constant Contact, Inc. (a)(d)	437,600	7,824
Cornerstone OnDemand, Inc. (a)	275,292	6,555
Demandware, Inc. (d)	126,700	3,002
Dropbox, Inc. (i)	1,289,836	11,672
eBay, Inc. (a)	2,869,761	120,559
Equinix, Inc. (a)	84,300	14,807
Facebook, Inc.:
Class A (d)	2,419,000	75,279
Class B (a)(i)	763,842	21,394
Google, Inc. Class A (a)	1,409,105	817,380
LinkedIn Corp. (a)(d)	181,900	19,331
MercadoLibre, Inc.	406,600	30,820
Rackspace Hosting, Inc. (a)	309,000	13,577
Responsys, Inc. (a)	500,000	6,060
SPS Commerce, Inc. (a)(e)	1,000,000	30,380
VeriSign, Inc. (a)	365,800	15,938
Web.com, Inc. (a)	258,405	4,734
		1,200,783
IT Services - 4.8%
Accenture PLC Class A	2,732,900	164,220
Alliance Data Systems Corp. (a)(d)	571,930	77,211
Fidelity National Information Services, Inc.	776,597	26,466
Fiserv, Inc. (a)	558,881	40,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
FleetCor Technologies, Inc. (a)	29,000	$ 1,016
IBM Corp.	509,200	99,589
MasterCard, Inc. Class A	530,900	228,345
Syntel, Inc.	21,500	1,305
Teradata Corp. (a)	53,500	3,853
Total System Services, Inc.	115,943	2,775
Vantiv, Inc.	31,900	743
Visa, Inc. Class A	2,313,600	286,030
		931,915
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	136,100	5,127
ARM Holdings PLC sponsored ADR	3,035,300	72,210
ASML Holding NV	740,100	38,056
Avago Technologies Ltd.	725,900	26,060
Cirrus Logic, Inc. (a)	570,800	17,056
Cymer, Inc. (a)	7,259	428
Ezchip Semiconductor Ltd. (a)	98,700	3,952
Mellanox Technologies Ltd. (a)	7,800	553
Samsung Electronics Co. Ltd.	119,070	126,539
Skyworks Solutions, Inc. (a)	665,276	18,209
		308,190
Software - 4.0%
Allot Communications Ltd. (a)	477,288	13,297
ANSYS, Inc. (a)	108,924	6,874
Ariba, Inc. (a)	477,500	21,373
Check Point Software Technologies Ltd. (a)	1,533,500	76,046
Citrix Systems, Inc. (a)	1,202,900	100,971
CommVault Systems, Inc. (a)	5,475	271
Concur Technologies, Inc. (a)	547,593	37,291
Descartes Systems Group, Inc. (a)	120,600	1,027
Fortinet, Inc. (a)	668,528	15,523
Guidewire Software, Inc. (d)	340,708	9,581
Informatica Corp. (a)	1,283,179	54,355
Intuit, Inc.	1,767,800	104,919
Jive Software, Inc. (d)	368,000	7,724
Microsoft Corp.	1,703,500	52,110
NetSuite, Inc. (a)	479,300	26,251
Nexon Co. Ltd.	403,100	7,891
QLIK Technologies, Inc. (a)	117,800	2,606
Red Hat, Inc. (a)	737,800	41,671
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	680,133	$ 94,035
ServiceNow, Inc.	48,900	1,203
SolarWinds, Inc. (a)	837,962	36,502
Splunk, Inc.	49,500	1,391
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Ultimate Software Group, Inc. (a)	99,130	8,834
VMware, Inc. Class A (a)	436,100	39,703
Workday, Inc. (i)	284,512	6,971
Zynga, Inc.	927,054	5,043
		773,463
TOTAL INFORMATION TECHNOLOGY		5,349,638
MATERIALS - 3.2%
Chemicals - 1.0%
Airgas, Inc.	21,900	1,840
Ashland, Inc.	28,200	1,955
Ecolab, Inc.	678,300	46,484
Filtrona PLC	898,000	6,730
FMC Corp.	149,600	8,001
Monsanto Co.	688,500	56,994
PPG Industries, Inc.	173,100	18,369
Sherwin-Williams Co.	249,300	32,995
Valspar Corp.	175,000	9,186
W.R. Grace & Co. (a)	44,600	2,250
		184,804
Containers & Packaging - 0.1%
Ball Corp.	268,300	11,014
Silgan Holdings, Inc.	148,892	6,356
		17,370
Metals & Mining - 2.1%
Allied Nevada Gold Corp. (Canada) (a)	81,400	2,309
Altius Minerals Corp. (a)	23,100	241
Avion Gold Corp. (a)	9,156,600	4,092
B2Gold Corp. (a)	6,288,500	18,901
B2Gold Corp. (a)(f)	660,000	1,984
Dalradian Resources, Inc. (a)	907,000	579
Dalradian Resources, Inc. (f)	1,000,000	638
Eldorado Gold Corp.	1,831,203	22,555
Franco-Nevada Corp.	3,075,900	139,097
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	62,150	$ 360
Goldcorp, Inc.	808,601	30,443
Ivanhoe Mines Ltd.	2,478,355	24,440
Ivanhoe Mines Ltd. rights 7/19/12 (a)	2,068,155	1,869
Medusa Mining Ltd.	2,464,590	12,294
New Gold, Inc. (a)	4,514,100	43,053
Newcrest Mining Ltd.	1,106,251	25,744
Novagold Resources, Inc. (a)	2,268,500	11,898
Premier Gold Mines Ltd. (a)	526,000	2,273
Premier Gold Mines Ltd. (f)	900,000	3,890
Pretium Resources, Inc. (a)	1,136,800	15,766
Rio Alto Mining Ltd. (a)	287,600	1,153
Royal Gold, Inc.	457,600	35,876
Sable Mining Africa Ltd. (a)	25,805,435	3,940
Tahoe Resources, Inc. (a)(f)	1,074,200	14,845
		418,240
TOTAL MATERIALS		620,414
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
tw telecom, inc. (a)	312,000	8,006
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (depository receipt)	74,500	7,011
SBA Communications Corp. Class A (a)	163,700	9,339
		16,350
TOTAL TELECOMMUNICATION SERVICES		24,356
UTILITIES - 0.1%
Gas Utilities - 0.0%
ONEOK, Inc.	36,800	1,557
Multi-Utilities - 0.1%
YTL Corp. Bhd	19,223,626	12,320
TOTAL UTILITIES		13,877
TOTAL COMMON STOCKS (Cost $12,962,019)		18,008,149
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00%	165,366	$ 845
8.00%	11,811	60
8.00%	11,812	60
		965
HEALTH CARE - 0.3%
Health Care Technology - 0.1%
Castlight Health, Inc. Series D (a)(i)	1,325,100	9,276
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (i)	3,363,446	16,518
Kythera Biopharmaceuticals, Inc. (i)	3,803,655	25,256
		41,774
TOTAL HEALTH CARE		51,050
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	64,821	159
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	602,295	2,578
Series C-1, 8.00% (a)(i)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		2,940
TOTAL CONVERTIBLE PREFERRED STOCKS		54,955
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (i)	299,518	2,710
TOTAL PREFERRED STOCKS (Cost $54,933)		57,665
Corporate Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (g)(i)	$ 11,301	$ 11,721
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	26	26
9% 11/18/13	26	26
9% 12/2/13	362	362
		414
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	1,849	1,909
TOTAL CONSUMER DISCRETIONARY		2,323
TOTAL CORPORATE BONDS (Cost $13,486)		14,044
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,460,823,250	1,460,823
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	239,467,703	239,468
TOTAL MONEY MARKET FUNDS (Cost $1,700,291)		1,700,291
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $14,730,729)		19,780,149
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(216,507)
NET ASSETS - 100%		$ 19,563,642
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,844,000 or 0.3% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $137,983,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 16,518
Castlight Health, Inc. Series D	4/25/12	$ 7,999
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 19,101
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 11,428
Kythera Biopharmaceuticals, Inc.	8/30/11	$ 20,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 6,777
Metro Bank PLC Class A	5/21/12	$ 3,791
OvaScience, Inc.	3/29/12	$ 6,000
Puma Biotechnology, Inc. warrants 10/4/21	10/4/11	$ 0*
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
Workday, Inc.	10/13/11	$ 3,773

* Amount represents less than $1,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 653
Fidelity Securities Lending Cash Central Fund	1,552
Total	$ 2,205
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New World Oil & Gas PLC	$ -	$ 2,884	$ -	$ -	$ 3,602
Rooster Energy Ltd.	-	6,357	-	-	5,017
Skope Energy, Inc.	1,193	-	-	-	154
SPS Commerce, Inc.	25,950	-	-	-	30,380
Total	$ 27,143	$ 9,241	$ -	$ -	$ 39,153
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,342,856	$ 4,267,897	$ 64,057	$ 10,902
Consumer Staples	1,768,002	1,735,625	32,377	-
Energy	955,120	946,427	-	8,693
Financials	2,118,579	2,030,820	84,010	3,749
Health Care	1,996,314	1,818,271	120,739	57,304
Industrials	871,008	855,470	15,538	-
Information Technology	5,355,288	5,175,171	155,824	24,293
Materials	620,414	582,376	38,038	-
Telecommunication Services	24,356	24,356	-	-
Utilities	13,877	1,557	12,320	-
Corporate Bonds	14,044	-	1,909	12,135
Money Market Funds	1,700,291	1,700,291	-	-
Total Investments in Securities:	$ 19,780,149	$ 19,138,261	$ 524,812	$ 117,076

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 357,476
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.7%
Canada	3.8%
Ireland	1.2%
Korea (South)	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $238,794) - See accompanying schedule: Unaffiliated issuers (cost $12,990,647)	$ 18,040,705
Fidelity Central Funds (cost $1,700,291)	1,700,291
Other affiliated issuers (cost $39,791)	39,153
Total Investments (cost $14,730,729)		$ 19,780,149
Cash		260
Receivable for investments sold Regular delivery		158,822
Delayed delivery		529
Receivable for fund shares sold		58,917
Dividends receivable		13,007
Interest receivable		657
Distributions receivable from Fidelity Central Funds		351
Other receivables		556
Total assets		20,013,248

Liabilities
Payable for investments purchased	$ 160,183
Payable for fund shares redeemed	33,434
Accrued management fee	8,488
Distribution and service plan fees payable	4,187
Other affiliated payables	3,352
Other payables and accrued expenses	494
Collateral on securities loaned, at value	239,468
Total liabilities		449,606

Net Assets		$ 19,563,642
Net Assets consist of:
Paid in capital		$ 15,536,882
Accumulated net investment loss		(27,733)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(994,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,049,455
Net Assets		$ 19,563,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,182,884 ÷ 283,676 shares)	$ 21.80

Maximum offering price per share (100/94.25 of $21.80)	$ 23.13
Class T: Net Asset Value and redemption price per share ($1,772,835 ÷ 82,537 shares)	$ 21.48

Maximum offering price per share (100/96.50 of $21.48)	$ 22.26
Class B: Net Asset Value and offering price per share ($289,162 ÷ 14,121 shares)A	$ 20.48

Class C: Net Asset Value and offering price per share ($2,399,998 ÷ 116,566 shares)A	$ 20.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,918,763 ÷ 403,805 shares)	$ 22.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 86,734
Interest		416
Income from Fidelity Central Funds		2,205
Total income		89,355

Expenses
Management fee Basic fee	$ 52,811
Performance adjustment	(4,443)
Transfer agent fees	19,125
Distribution and service plan fees	25,539
Accounting and security lending fees	851
Custodian fees and expenses	273
Independent trustees' compensation	60
Registration fees	351
Audit	43
Legal	25
Miscellaneous	105
Total expenses before reductions	94,740
Expense reductions	(351)	94,389
Net investment income (loss)		(5,034)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	222,283
Foreign currency transactions	(124)
Total net realized gain (loss)		222,159
Change in net unrealized appreciation (depreciation) on: Investment securities	1,582,112
Assets and liabilities in foreign currencies	42
Total change in net unrealized appreciation (depreciation)		1,582,154
Net gain (loss)		1,804,313
Net increase (decrease) in net assets resulting from operations		$ 1,799,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,034)	$ (45,595)
Net realized gain (loss)	222,159	606,286
Change in net unrealized appreciation (depreciation)	1,582,154	(772,221)
Net increase (decrease) in net assets resulting from operations	1,799,279	(211,530)
Distributions to shareholders from net realized gain	-	(24,043)
Share transactions - net increase (decrease)	704,302	1,490,230
Total increase (decrease) in net assets	2,503,581	1,254,657

Net Assets
Beginning of period	17,060,061	15,805,404
End of period (including accumulated net investment loss of $27,733 and accumulated net investment loss of $22,699, respectively)	$ 19,563,642	$ 17,060,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 19.96	$ 17.24	$ 13.36	$ 21.65	$ 18.37
Income from Investment Operations
Net investment income (loss) E	- K	(.05)	(.05)	- K	.05	.08
Net realized and unrealized gain (loss)	2.08	(.15)	2.81	3.89	(8.22)	3.65
Total from investment operations	2.08	(.20)	2.76	3.89	(8.17)	3.73
Distributions from net investment income	-	-	-	-	- K	(.06)
Distributions from net realized gain	-	(.04)	(.04)	(.01)	(.12)	(.39)
Total distributions	-	(.04)	(.04)	(.01)	(.12)	(.45)
Net asset value, end of period	$ 21.80	$ 19.72	$ 19.96	$ 17.24	$ 13.36	$ 21.65
Total Return B, C, D	10.55%	(1.04)%	16.07%	29.12%	(37.92)%	20.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	1.08%	1.14%	1.19%	1.10%	1.09%
Expenses net of fee waivers, if any	.99% A	1.08%	1.14%	1.19%	1.10%	1.09%
Expenses net of all reductions	.98% A	1.07%	1.13%	1.18%	1.10%	1.08%
Net investment income (loss)	(.04)% A	(.23)%	(.28)%	-% H	.26%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 6,183	$ 5,809	$ 5,603	$ 4,265	$ 2,614	$ 2,630
Portfolio turnover rate G	56% A	58%	47% J	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.46	$ 19.74	$ 17.08	$ 13.26	$ 21.56	$ 18.29
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.09)	(.04)	- J	.04
Net realized and unrealized gain (loss)	2.05	(.14)	2.78	3.86	(8.18)	3.62
Total from investment operations	2.02	(.24)	2.69	3.82	(8.18)	3.66
Distributions from net realized gain	-	(.04)	(.03)	-	(.12)	(.39)
Net asset value, end of period	$ 21.48	$ 19.46	$ 19.74	$ 17.08	$ 13.26	$ 21.56
Total Return B, C, D	10.38%	(1.25)%	15.81%	28.81%	(38.13)%	20.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.23% A	1.32%	1.38%	1.45%	1.34%	1.31%
Expenses net of fee waivers, if any	1.23% A	1.32%	1.38%	1.45%	1.34%	1.31%
Expenses net of all reductions	1.23% A	1.32%	1.38%	1.44%	1.34%	1.31%
Net investment income (loss)	(.28)% A	(.48)%	(.52)%	(.25)%	.02%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 1,773	$ 1,640	$ 1,756	$ 1,557	$ 1,254	$ 2,185
Portfolio turnover rate G	56% A	58%	47% I	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.60	$ 18.95	$ 16.49	$ 12.88	$ 21.04	$ 17.97
Income from Investment Operations
Net investment income (loss) E	(.09)	(.20)	(.19)	(.11)	(.10)	(.08)
Net realized and unrealized gain (loss)	1.97	(.15)	2.68	3.72	(7.94)	3.54
Total from investment operations	1.88	(.35)	2.49	3.61	(8.04)	3.46
Distributions from net realized gain	-	-	(.03)	-	(.12)	(.39)
Net asset value, end of period	$ 20.48	$ 18.60	$ 18.95	$ 16.49	$ 12.88	$ 21.04
Total Return B, C, D	10.11%	(1.85)%	15.14%	28.03%	(38.41)%	19.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.89%	1.96%	2.01%	1.91%	1.89%
Expenses net of fee waivers, if any	1.80% A	1.89%	1.96%	2.00%	1.91%	1.89%
Expenses net of all reductions	1.79% A	1.89%	1.95%	1.99%	1.91%	1.89%
Net investment income (loss)	(.85)% A	(1.05)%	(1.10)%	(.81)%	(.55)%	(.39)%
Supplemental Data
Net assets, end of period (in millions)	$ 289	$ 309	$ 410	$ 401	$ 313	$ 489
Portfolio turnover rate G	56% A	58%	47% I	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.70	$ 19.03	$ 16.55	$ 12.92	$ 21.10	$ 18.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.19)	(.17)	(.11)	(.09)	(.06)
Net realized and unrealized gain (loss)	1.97	(.14)	2.68	3.74	(7.97)	3.55
Total from investment operations	1.89	(.33)	2.51	3.63	(8.06)	3.49
Distributions from net realized gain	-	-	(.03)	-	(.12)	(.39)
Net asset value, end of period	$ 20.59	$ 18.70	$ 19.03	$ 16.55	$ 12.92	$ 21.10
Total Return B, C, D	10.11%	(1.73)%	15.21%	28.10%	(38.39)%	19.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.83%	1.88%	1.95%	1.85%	1.82%
Expenses net of fee waivers, if any	1.73% A	1.83%	1.88%	1.95%	1.85%	1.82%
Expenses net of all reductions	1.73% A	1.82%	1.88%	1.94%	1.85%	1.82%
Net investment income (loss)	(.79)% A	(.98)%	(1.02)%	(.76)%	(.49)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,400	$ 2,133	$ 2,138	$ 1,799	$ 1,355	$ 1,879
Portfolio turnover rate G	56% A	58%	47% I	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 20.14	$ 17.39	$ 13.49	$ 21.84	$ 18.52
Income from Investment Operations
Net investment income (loss) D	.02	.01	(.01)	.03	.09	.14
Net realized and unrealized gain (loss)	2.11	(.15)	2.85	3.93	(8.30)	3.67
Total from investment operations	2.13	(.14)	2.84	3.96	(8.21)	3.81
Distributions from net investment income	-	-	-	(.02)	(.02)	(.10)
Distributions from net realized gain	-	(.04)	(.09)	(.04)	(.12)	(.39)
Total distributions	-	(.04)	(.09)	(.06)	(.14)	(.49)
Net asset value, end of period	$ 22.09	$ 19.96	$ 20.14	$ 17.39	$ 13.49	$ 21.84
Total Return B, C	10.67%	(.73)%	16.34%	29.37%	(37.76)%	20.57%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.81%	.89%	.96%	.86%	.81%
Expenses net of fee waivers, if any	.72% A	.81%	.89%	.96%	.86%	.81%
Expenses net of all reductions	.72% A	.81%	.89%	.95%	.85%	.81%
Net investment income (loss)	.23% A	.03%	(.04)%	.24%	.50%	.69%
Supplemental Data
Net assets, end of period (in millions)	$ 8,919	$ 7,169	$ 5,898	$ 4,225	$ 2,793	$ 2,309
Portfolio turnover rate F	56% A	58%	47% H	58%	74%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,263,081
Gross unrealized depreciation	(308,799)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,954,282

Tax cost	$ 14,825,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2014	$ (1,018)
2015	(6,900)
2016	(34,661)
2017	(824,136)
2018	(113,112)
Total capital loss carryforward	$ (979,827)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund acquired $36,694 of capital loss carryforwards from the Fidelity Advisor Fifty Fund when it merged into the fund on December 17, 2010. Under the Internal Revenue Code, the losses acquired from Fidelity Advisor Fifty Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $28,777 of the losses acquired from Fidelity Advisor Fifty Fund will expire unused and are not included in the capital loss carryforward amounts disclosed above.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,226,432 and $5,022,519, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,790	$ 219
Class T	.25%	.25%	4,435	30
Class B	.75%	.25%	1,562	1,174
Class C	.75%	.25%	11,752	1,784
			$ 25,539	$ 3,207

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 839
Class T	137
Class B*	193
Class C*	88
$ 1,257

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,507.21
Class T	1,782.20
Class B	420.27
Class C	2,423.21
Institutional Class	7,993.19
	$ 19,125

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $70 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,435. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,552, including $94 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $351 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net realized gain
Class A	$ -	$ 10,098
Class T	-	3,142
Class B	-	-
Class C	-	-
Institutional Class	-	10,803
Total	$ -	$ 24,043

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	36,453	90,043	$ 787,356	$ 1,820,476
Reinvestment of distributions	-	439	-	9,175
Shares redeemed	(47,349)	(76,699)	(1,028,332)	(1,538,413)
Net increase (decrease)	(10,896)	13,783	$ (240,976)	$ 291,238
Class T
Shares sold	7,005	18,906	$ 148,818	$ 377,982
Reinvestment of distributions	-	139	-	2,869
Shares redeemed	(8,726)	(23,772)	(185,572)	(474,099)
Net increase (decrease)	(1,721)	(4,727)	$ (36,754)	$ (93,248)
Class B
Shares sold	162	510	$ 3,265	$ 9,732
Reinvestment of distributions	-	-	-	-
Shares redeemed	(2,676)	(5,503)	(54,515)	(105,005)
Net increase (decrease)	(2,514)	(4,993)	$ (51,250)	$ (95,273)
Class C
Shares sold	12,607	23,065	$ 257,594	$ 444,337
Reinvestment of distributions	-	-	-	-
Shares redeemed	(10,117)	(21,338)	(206,834)	(406,710)
Net increase (decrease)	2,490	1,727	$ 50,760	$ 37,627
Institutional Class
Shares sold	80,737	141,293	$ 1,769,964	$ 2,863,246
Reinvestment of distributions	-	404	-	8,538
Shares redeemed	(36,133)	(75,337)	(787,442)	(1,521,898)
Net increase (decrease)	44,604	66,360	$ 982,522	$ 1,349,886

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ANIFI-USAN-0812
1.803544.108

Fidelity®

Contrafund®

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Contrafund	.73%
Actual		$ 1,000.00	$ 1,109.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67
Class K	.61%
Actual		$ 1,000.00	$ 1,109.80	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.0	8.2
Google, Inc. Class A	4.3	5.7
Berkshire Hathaway, Inc. Class A	3.3	3.2
The Coca-Cola Co.	2.7	2.7
McDonald's Corp.	2.5	3.2
Wells Fargo & Co.	2.4	1.7
The Walt Disney Co.	2.3	1.8
TJX Companies, Inc.	1.9	1.7
Noble Energy, Inc.	1.8	2.2
Colgate-Palmolive Co.	1.6	1.5
	31.8
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.7	28.7
Consumer Discretionary	22.7	21.5
Financials	11.2	8.1
Health Care	9.5	9.8
Consumer Staples	9.2	8.3
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 92.9%		Stocks 95.7%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	11.6%	** Foreign investments	15.9%

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.7%
Automobiles - 0.4%
Harley-Davidson, Inc.	1,164,400	$ 53,248
Hyundai Motor Co.	795,302	163,847
Tesla Motors, Inc. (a)	3,583,141	112,116
		329,211
Distributors - 0.1%
LKQ Corp. (a)	2,109,435	70,455
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	864,509	11,019
Coinstar, Inc. (a)(d)	1,211,417	83,176
Kroton Educacional SA unit (a)	1,632,900	23,617
		117,812
Hotels, Restaurants & Leisure - 6.2%
Arcos Dorados Holdings, Inc.	3,336,852	49,319
Buffalo Wild Wings, Inc. (a)	600,967	52,068
Chipotle Mexican Grill, Inc. (a)(e)	2,498,954	949,478
Dunkin' Brands Group, Inc. (e)	7,147,490	245,445
Galaxy Entertainment Group Ltd. (a)	34,634,000	87,134
Las Vegas Sands Corp.	3,844,800	167,210
Marriott International, Inc. Class A	857,000	33,594
McDonald's Corp.	23,261,532	2,059,343
Paradise Co. Ltd.	1,416,032	17,158
Starbucks Corp.	12,870,554	686,258
The Cheesecake Factory, Inc. (a)	799,100	25,539
Tim Hortons, Inc. (Canada) (e)	12,018,532	633,567
Wyndham Worldwide Corp.	842,700	44,444
Yum! Brands, Inc.	208,800	13,451
		5,064,008
Household Durables - 0.6%
D.R. Horton, Inc.	11,104,353	204,098
Lennar Corp. Class A	2,307,500	71,325
M.D.C. Holdings, Inc.	300,000	9,801
PulteGroup, Inc. (a)	12,786,000	136,810
Toll Brothers, Inc. (a)	1,404,880	41,767
		463,801
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	5,055,737	1,154,478
Expedia, Inc. (d)	1,606,938	77,246
Groupon, Inc. Class A (a)(d)	9,752,066	103,664
Liberty Media Corp. Interactive Series A (a)	835,600	14,865
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	1,041,800	$ 692,297
TripAdvisor, Inc. (a)	3,820,110	170,721
		2,213,271
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	1,086,225	77,643
Media - 4.3%
Comcast Corp. Class A	16,283,878	520,596
Discovery Communications, Inc. (a)(e)	16,017,852	864,964
Interpublic Group of Companies, Inc.	4,743,169	51,463
Legend Pictures LLC (a)(h)(i)	38,222	40,864
Liberty Global, Inc. Class A (a)	249,600	12,388
Liberty Media Corp. Capital Series A (a)	908,659	79,880
Naspers Ltd. Class N	905,151	48,163
Sirius XM Radio, Inc. (a)(d)	16,097,218	29,780
The Walt Disney Co.	38,167,719	1,851,134
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		3,514,695
Multiline Retail - 1.5%
Dollar General Corp. (a)	1,847,800	100,502
Dollar Tree, Inc. (a)(e)	15,993,700	860,461
Dollarama, Inc.	1,471,150	88,405
Dollarama, Inc. (a)(f)	1,194,200	71,762
Macy's, Inc.	2,262,830	77,728
		1,198,858
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	2,727,300	53,810
AutoZone, Inc. (a)	453,973	166,685
Bed Bath & Beyond, Inc. (a)	10,981,900	678,681
Dick's Sporting Goods, Inc.	1,342,923	64,460
Foschini Ltd.	1,210,000	18,947
Gap, Inc.	2,789,500	76,321
GNC Holdings, Inc.	1,255,648	49,221
Home Depot, Inc.	826,000	43,770
Kingfisher PLC	7,400,000	33,308
Limited Brands, Inc.	1,202,600	51,147
O'Reilly Automotive, Inc. (a)	1,007,476	84,396
Penske Automotive Group, Inc.	2,628,656	55,833
PetSmart, Inc.	2,098,119	143,050
Ross Stores, Inc.	8,678,888	542,170
Tilly's, Inc. (a)	320,800	5,149
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	36,822,308	$ 1,580,782
Tractor Supply Co.	560,100	46,522
Ulta Salon, Cosmetics & Fragrance, Inc.	1,356,419	126,662
Urban Outfitters, Inc. (a)	1,126,200	31,072
Vitamin Shoppe, Inc. (a)	492,368	27,046
Workman Co. Ltd.	67,700	1,911
Zumiez, Inc. (a)(d)	1,267,772	50,204
		3,931,147
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC	229,704	4,767
Coach, Inc.	470,200	27,497
lululemon athletica, Inc. (a)	279,758	16,682
NIKE, Inc. Class B	10,212,226	896,429
Ralph Lauren Corp.	616,390	86,332
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	2,462,361	232,644
Vera Bradley, Inc. (a)	360,800	7,606
VF Corp.	1,422,771	189,869
		1,461,826
TOTAL CONSUMER DISCRETIONARY		18,442,727
CONSUMER STAPLES - 9.2%
Beverages - 3.5%
Anheuser-Busch InBev SA NV ADR (d)	4,352,900	346,708
Boston Beer Co., Inc. Class A (a)(d)	333,607	40,366
Diageo PLC sponsored ADR	1,265,800	130,466
Dr Pepper Snapple Group, Inc.	2,486,400	108,780
The Coca-Cola Co.	28,517,491	2,229,783
		2,856,103
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	4,947,323	469,996
CVS Caremark Corp.	7,888,800	368,644
Drogasil SA	1,736,063	17,503
Fresh Market, Inc. (a)	645,700	34,629
Tesco PLC	1,646,600	7,996
Wal-Mart Stores, Inc.	8,697,700	606,404
Whole Foods Market, Inc.	1,304,650	124,359
		1,629,531
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Kraft Foods, Inc. Class A	7,055,400	$ 272,480
Mead Johnson Nutrition Co. Class A	1,431,300	115,234
Orion Corp.	49,375	41,046
TreeHouse Foods, Inc. (a)(e)	2,013,577	125,426
Want Want China Holdings Ltd.	74,350,000	91,944
		646,130
Household Products - 1.8%
Colgate-Palmolive Co.	12,333,607	1,283,928
Kimberly-Clark Corp.	2,147,700	179,913
		1,463,841
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	13,547,800	733,207
Tobacco - 0.2%
Philip Morris International, Inc.	1,350,900	117,880
TOTAL CONSUMER STAPLES		7,446,692
ENERGY - 4.8%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	2,357,418	153,020
Oil, Gas & Consumable Fuels - 4.6%
Americas Petrogas, Inc. (f)	3,562,500	6,613
Anadarko Petroleum Corp.	9,137,910	604,930
BG Group PLC	405,300	8,252
Birchcliff Energy Ltd. (a)	4,787,400	26,333
Birchcliff Energy Ltd. (f)	1,900,000	10,451
Cabot Oil & Gas Corp.	208,400	8,211
Canadian Natural Resources Ltd.	2,111,312	56,635
Concho Resources, Inc. (a)	3,865,559	329,037
Continental Resources, Inc. (a)(d)	2,911,992	193,997
Enterprise Products Partners LP	477,500	24,467
EOG Resources, Inc.	3,576,857	322,311
Madalena Ventures, Inc. (f)	9,370,500	3,221
Noble Energy, Inc. (e)	17,399,109	1,475,792
Occidental Petroleum Corp.	3,689,919	316,484
Phillips 66 (a)	1,000,000	33,240
TAG Oil Ltd. (a)	627,200	4,540
TAG Oil Ltd. (f)	1,365,935	9,888
Tourmaline Oil Corp. (a)	5,609,700	148,108
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tourmaline Oil Corp. (a)(f)	1,363,300	$ 35,994
TransAtlantic Petroleum Ltd. (a)(f)	1,734,051	1,873
Tullow Oil PLC	2,286,114	52,632
Ultrapar Participacoes SA	2,823,900	63,550
		3,736,559
TOTAL ENERGY		3,889,579
FINANCIALS - 11.2%
Capital Markets - 0.3%
State Street Corp.	6,440,000	287,482
Commercial Banks - 4.1%
Bank of Ireland (a)	1,438,824,822	180,152
BB&T Corp.	6,199,100	191,242
BOK Financial Corp.	161,866	9,421
Fifth Third Bancorp	4,321,300	57,905
Metro Bank PLC Class A (a)(e)(i)	2,671,250	41,836
PNC Financial Services Group, Inc.	5,425,792	331,570
Texas Capital Bancshares, Inc. (a)	250,000	10,098
U.S. Bancorp	17,972,329	577,990
UMB Financial Corp.	192,400	9,857
Wells Fargo & Co.	58,073,197	1,941,968
		3,352,039
Consumer Finance - 0.7%
American Express Co.	8,122,700	472,822
Capital One Financial Corp.	1,729,216	94,519
Credit Acceptance Corp. (a)	289,396	24,434
		591,775
Diversified Financial Services - 0.2%
Citigroup, Inc.	2,279,302	62,476
JPMorgan Chase & Co.	3,346,132	119,557
		182,033
Insurance - 4.9%
ACE Ltd.	5,963,700	442,089
Admiral Group PLC	3,458,963	64,574
AIA Group Ltd.	52,027,600	179,706
Berkshire Hathaway, Inc. Class A (a)	21,449	2,679,945
Fairfax Financial Holdings Ltd. (sub. vtg.)	174,622	69,146
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	5,848,974	$ 425,922
The Travelers Companies, Inc.	1,422,628	90,821
Torchmark Corp.	180,000	9,099
		3,961,302
Real Estate Investment Trusts - 0.7%
American Tower Corp.	7,831,400	547,493
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	18,058,000	206,788
TOTAL FINANCIALS		9,128,912
HEALTH CARE - 9.5%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	4,181,660	415,239
Amgen, Inc.	6,881,572	502,630
ARIAD Pharmaceuticals, Inc. (a)	2,405,323	41,396
Biogen Idec, Inc. (a)	8,358,200	1,206,757
BioMarin Pharmaceutical, Inc. (a)	1,526,560	60,421
Celgene Corp. (a)	1,569,200	100,680
Cepheid, Inc. (a)	437,144	19,562
Gilead Sciences, Inc. (a)	2,591,200	132,877
Incyte Corp. (a)	373,900	8,488
Medivation, Inc. (a)	735,667	67,240
Merrimack Pharmaceuticals, Inc.	1,434,100	10,440
ONYX Pharmaceuticals, Inc. (a)	120,000	7,974
Seattle Genetics, Inc. (a)	545,326	13,846
Vertex Pharmaceuticals, Inc. (a)	261,800	14,640
		2,602,190
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	803,900	26,898
Boston Scientific Corp. (a)	2,583,300	14,647
C.R. Bard, Inc.	200,700	21,563
Covidien PLC	811,300	43,405
Cyberonics, Inc. (a)	655,306	29,449
Edwards Lifesciences Corp. (a)	163,100	16,848
Intuitive Surgical, Inc. (a)	832,643	461,109
Wright Medical Group, Inc. (a)	100,380	2,143
Zimmer Holdings, Inc.	128,100	8,245
		624,307
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Catalyst Health Solutions, Inc. (a)	757,200	$ 70,753
CIGNA Corp.	1,903,355	83,748
DaVita, Inc. (a)	100,000	9,821
Henry Schein, Inc. (a)	740,900	58,153
Humana, Inc.	206,300	15,976
McKesson Corp.	1,498,800	140,513
MWI Veterinary Supply, Inc. (a)	28,922	2,972
UnitedHealth Group, Inc.	10,920,500	638,849
		1,020,785
Health Care Technology - 0.8%
athenahealth, Inc. (a)(e)	2,009,844	159,119
Cerner Corp. (a)	5,380,430	444,746
SXC Health Solutions Corp. (a)	337,282	33,496
		637,361
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(i)	1,027,387	15,452
Mettler-Toledo International, Inc. (a)(e)	2,959,600	461,254
Waters Corp. (a)	1,720,406	136,721
		613,427
Pharmaceuticals - 2.8%
Abbott Laboratories	10,490,355	676,313
Allergan, Inc.	1,166,893	108,019
Bayer AG	2,814,355	202,226
Bristol-Myers Squibb Co.	6,451,000	231,913
Elan Corp. PLC sponsored ADR (a)	2,739,500	39,969
Eli Lilly & Co.	1,560,700	66,970
Johnson & Johnson	598,300	40,421
Merck & Co., Inc.	759,100	31,692
Novo Nordisk A/S Series B	3,239,181	469,801
Perrigo Co.	2,726,600	321,548
Shire PLC	910,200	26,186
UCB SA	350,000	17,646
Valeant Pharmaceuticals International, Inc. (Canada) (a)	740,977	33,239
		2,265,943
TOTAL HEALTH CARE		7,764,013
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 4.6%
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	397,925	$ 23,291
Airlines - 0.0%
Allegiant Travel Co. (a)	27,794	1,937
Building Products - 0.0%
Fortune Brands Home & Security, Inc. (a)	1,065,800	23,735
Commercial Services & Supplies - 0.5%
Aggreko PLC	312,946	10,155
Cintas Corp.	1,033,700	39,911
Edenred SA	1,643,181	46,465
Stericycle, Inc. (a)	2,774,008	254,293
Swisher Hygiene, Inc. (a)	6,357,060	14,475
		365,299
Electrical Equipment - 0.4%
AMETEK, Inc.	639,100	31,897
Cooper Industries PLC Class A	458,741	31,277
Roper Industries, Inc.	2,284,814	225,237
		288,411
Industrial Conglomerates - 1.1%
Danaher Corp.	15,126,427	787,784
General Electric Co.	4,442,300	92,578
		880,362
Machinery - 0.2%
Colfax Corp. (a)	528,512	14,571
Donaldson Co., Inc.	433,780	14,475
Fanuc Corp.	329,200	54,114
Rexnord Corp.	1,116,700	22,379
Snap-On, Inc.	252,010	15,688
Valmont Industries, Inc.	70,000	8,468
Wabtec Corp.	110,000	8,581
		138,276
Professional Services - 0.6%
Bureau Veritas SA	59,700	5,299
Experian PLC	7,439,902	104,926
IHS, Inc. Class A (a)	2,345,114	252,639
Qualicorp SA	3,495,000	30,556
Verisk Analytics, Inc. (a)	1,465,200	72,176
		465,596
Road & Rail - 1.4%
Canadian National Railway Co.	1,038,500	87,825
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific	3,604,200	$ 264,518
CSX Corp.	1,096,500	24,518
J.B. Hunt Transport Services, Inc.	1,193,230	71,117
Kansas City Southern	236,700	16,465
Localiza Rent A Car SA	1,364,500	20,619
Norfolk Southern Corp.	120,000	8,612
Union Pacific Corp.	5,665,154	675,910
		1,169,584
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(f)	1,624,500	31,499
Class A (a)	3,482,478	67,525
Mills Estruturas e Servicos de Engenharia SA	998,200	13,717
W.W. Grainger, Inc.	1,302,105	249,015
		361,756
TOTAL INDUSTRIALS		3,718,247
INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	28,918	168
F5 Networks, Inc. (a)	219,449	21,848
Motorola Solutions, Inc.	2,823,752	135,851
QUALCOMM, Inc.	14,616,843	813,866
Ubiquiti Networks, Inc. (d)	842,018	11,999
		983,732
Computers & Peripherals - 9.3%
Apple, Inc. (a)	12,556,858	7,333,204
EMC Corp. (a)	10,122,200	259,432
		7,592,636
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A (e)	8,997,272	494,130
National Instruments Corp.	784,045	21,059
		515,189
Internet Software & Services - 6.1%
Bankrate, Inc. (d)	269,906	4,964
Constant Contact, Inc. (a)(d)(e)	1,989,940	35,580
Cornerstone OnDemand, Inc. (a)	1,216,878	28,974
Demandware, Inc. (d)	293,100	6,944
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Dropbox, Inc. (i)	5,464,028	$ 49,445
eBay, Inc. (a)	11,756,365	493,885
Equinix, Inc. (a)	375,700	65,992
Facebook, Inc.:
Class A (d)	10,247,600	318,905
Class B (a)(i)	3,464,225	97,026
Google, Inc. Class A (a)	5,962,521	3,458,680
LinkedIn Corp. (a)	783,622	83,276
MercadoLibre, Inc.	1,658,724	125,731
Rackspace Hosting, Inc. (a)	1,351,968	59,405
VeriSign, Inc. (a)	1,550,610	67,560
Web.com, Inc. (a)	1,094,555	20,052
		4,916,419
IT Services - 4.8%
Accenture PLC Class A	11,522,900	692,411
Alliance Data Systems Corp. (a)	2,376,244	320,793
Fidelity National Information Services, Inc.	3,322,939	113,246
Fiserv, Inc. (a)	2,343,104	169,219
FleetCor Technologies, Inc. (a)	121,000	4,240
IBM Corp.	2,278,536	445,636
MasterCard, Inc. Class A	2,158,862	928,548
Syntel, Inc.	89,010	5,403
Teradata Corp. (a)	228,000	16,418
Total System Services, Inc.	501,105	11,991
Vantiv, Inc.	132,971	3,097
Visa, Inc. Class A	9,576,733	1,183,972
		3,894,974
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	722,854	27,230
ARM Holdings PLC sponsored ADR	12,774,715	303,910
ASML Holding NV	3,253,600	167,300
Avago Technologies Ltd.	3,766,537	135,219
Cirrus Logic, Inc. (a)	2,300,000	68,724
Cymer, Inc. (a)	28,883	1,703
Ezchip Semiconductor Ltd. (a)	420,575	16,840
Mellanox Technologies Ltd. (a)	33,131	2,347
Samsung Electronics Co. Ltd.	481,071	511,247
Skyworks Solutions, Inc. (a)	2,989,267	81,816
		1,316,336
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.0%
Allot Communications Ltd. (a)	1,464,503	$ 40,801
ANSYS, Inc. (a)	436,936	27,575
Ariba, Inc. (a)	1,981,664	88,699
Check Point Software Technologies Ltd. (a)	6,470,600	320,877
Citrix Systems, Inc. (a)	5,308,600	445,604
CommVault Systems, Inc. (a)	75,617	3,748
Concur Technologies, Inc. (a)	2,106,724	143,468
Descartes Systems Group, Inc. (a)	515,100	4,387
Fortinet, Inc. (a)	2,794,221	64,882
Guidewire Software, Inc. (d)	1,460,163	41,060
Informatica Corp. (a)(e)	5,503,182	233,115
Intuit, Inc.	7,480,000	443,938
Jive Software, Inc. (d)	1,561,921	32,785
Microsoft Corp.	6,777,593	207,327
NetSuite, Inc. (a)	2,043,517	111,923
Nexon Co. Ltd.	1,738,100	34,026
QLIK Technologies, Inc. (a)	652,306	14,429
Red Hat, Inc. (a)	3,075,225	173,689
salesforce.com, Inc. (a)	2,964,635	409,890
ServiceNow, Inc.	203,200	4,999
SolarWinds, Inc. (a)	3,573,294	155,653
Splunk, Inc.	209,500	5,887
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0*
Ultimate Software Group, Inc. (a)	436,952	38,941
VMware, Inc. Class A (a)	1,727,300	157,253
Workday, Inc. (i)	1,223,783	29,983
Zynga, Inc.	4,462,380	24,275
		3,259,214
TOTAL INFORMATION TECHNOLOGY		22,478,500
MATERIALS - 3.1%
Chemicals - 1.0%
Airgas, Inc.	100,000	8,401
Ashland, Inc.	117,300	8,130
Ecolab, Inc.	2,722,363	186,564
Filtrona PLC	3,839,804	28,776
FMC Corp.	657,600	35,168
Monsanto Co.	3,054,500	252,852
PPG Industries, Inc.	851,400	90,351
Sherwin-Williams Co.	1,067,700	141,310
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	751,100	$ 39,425
W.R. Grace & Co. (a)	145,878	7,360
		798,337
Containers & Packaging - 0.1%
Ball Corp.	1,076,970	44,210
Silgan Holdings, Inc.	515,249	21,996
		66,206
Metals & Mining - 2.0%
Allied Nevada Gold Corp. (Canada) (a)	341,000	9,673
Altius Minerals Corp. (a)	99,600	1,037
Avion Gold Corp. (a)(e)	33,711,615	15,066
B2Gold Corp. (a)(e)	27,531,333	82,748
B2Gold Corp. (a)(e)(f)	5,850,000	17,583
Dalradian Resources, Inc. (a)(e)	4,090,730	2,612
Dalradian Resources, Inc. (e)(f)	3,000,000	1,915
Eldorado Gold Corp.	6,586,488	81,126
Franco-Nevada Corp. (e)	12,719,000	575,172
Franco-Nevada Corp. warrants 6/16/17 (a)(e)(f)	342,250	1,983
Goldcorp, Inc.	3,657,182	137,688
Ivanhoe Mines Ltd.	10,210,600	100,692
Ivanhoe Mines Ltd. rights 7/19/12 (a)	8,469,400	7,653
Medusa Mining Ltd. (e)	11,743,444	58,581
New Gold, Inc. (a)	19,611,011	187,038
Newcrest Mining Ltd.	4,501,521	104,755
Novagold Resources, Inc. (a)	9,640,577	50,565
Premier Gold Mines Ltd. (a)(e)	3,970,200	17,158
Premier Gold Mines Ltd. (e)(f)	3,850,000	16,639
Pretium Resources, Inc. (a)	4,110,406	57,007
Rio Alto Mining Ltd. (a)	1,207,600	4,839
Royal Gold, Inc.	1,013,244	79,438
Tahoe Resources, Inc. (a)(f)	5,376,500	74,302
		1,685,270
TOTAL MATERIALS		2,549,813
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
tw telecom, inc. (a)	1,303,100	33,438
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (depository receipt)	253,800	$ 23,885
SBA Communications Corp. Class A (a)	697,500	39,792
		63,677
TOTAL TELECOMMUNICATION SERVICES		97,115
UTILITIES - 0.1%
Gas Utilities - 0.0%
ONEOK, Inc.	235,200	9,951
Multi-Utilities - 0.1%
YTL Corp. Bhd	92,209,226	59,094
TOTAL UTILITIES		69,045
TOTAL COMMON STOCKS (Cost $47,276,733)		75,584,643
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00%	1,228,555	6,279
8.00%	87,753	449
8.00%	87,754	449
		7,177
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	410,013	1,005
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	3,950,196	$ 16,907
Series C-1, 8.00% (a)(i)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		19,242
TOTAL CONVERTIBLE PREFERRED STOCKS		26,419
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (i)	1,260,898	11,410
TOTAL PREFERRED STOCKS (Cost $64,798)		37,829
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(i)	$ 48,586	50,388
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	192	192
9% 11/18/13	192	192
9% 12/2/13	2,693	2,693
		3,077
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	$ 8,171	$ 8,437
TOTAL CONSUMER DISCRETIONARY		11,514
TOTAL CORPORATE BONDS (Cost $59,481)		61,902
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	5,477,763,306	5,477,763
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	304,551,678	304,552
TOTAL MONEY MARKET FUNDS (Cost $5,782,315)		5,782,315
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $14,526)	$ 14,526	14,526
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $53,197,853)		81,481,215
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(144,384)
NET ASSETS - 100%		$ 81,336,831
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $283,723,000 or 0.3% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $371,109,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 86,629
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 48,884
Legend Pictures LLC	9/23/10 - 3/30/12	$ 31,992
Metro Bank PLC Class A	12/8/09 - 5/21/12	$ 37,356
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
Workday, Inc.	10/13/11	$ 16,227
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$14,526,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 4,069
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,808
RBS Securities, Inc.	7,649
$ 14,526
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,606
Fidelity Securities Lending Cash Central Fund	4,939
Total	$ 7,545
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amphenol Corp. Class A	$ 506,556	$ 15,785	$ 135,124	$ 2,133	$ 494,130
athenahealth, Inc.	45,749	87,983	8,119	-	159,119
Avion Gold Corp.	59,448	-	3,444	-	15,066
B2Gold Corp.	83,805	-	-	-	82,748
B2Gold Corp. (144A)	17,807	-	-	-	17,583
Birchcliff Energy Ltd.	98,366	-	30,091	-	-
Chipotle Mexican Grill, Inc.	949,372	-	119,158	-	949,478
Constant Contact, Inc.	43,052	4,177	-	-	35,580
Dalradian Resources, Inc.	7,447	244	27	-	2,612
Dalradian Resources, Inc. (144A)	-	5,996	-	-	1,915
Discovery Communications, Inc.	649,586	8,106	-	-	864,964
Dollar Tree, Inc.	720,888	-	64,565	-	860,461
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dunkin' Brands Group, Inc.	$ 116,194	$ 71,943	$ -	$ 2,099	$ 245,445
Franco-Nevada Corp.	435,254	55,845	-	2,490	575,172
Franco-Nevada Corp. warrants 6/16/17	1,916	-	-	-	1,983
Informatica Corp.	202,710	18,843	16,156	-	233,115
LogMeIn, Inc.	53,513	7,642	55,721	-	-
Medusa Mining Ltd.	56,958	-	5,083	536	58,581
Metro Bank PLC Class A	11,513	16,046	-	-	41,836
Mettler-Toledo International, Inc.	470,560	-	36,583	-	461,254
Noble Energy, Inc.	1,613,053	30,719	-	7,638	1,475,792
Premier Gold Mines Ltd.	-	19,804	-	-	17,158
Premier Gold Mines Ltd. (144A)	-	22,255	-	-	16,639
Pretium Resources, Inc.	23,735	49,215	13,378	-	-
Quality Systems, Inc.	111,601	-	112,490	365	-
Tim Hortons, Inc. (Canada)	589,796	8,572	14,622	4,250	633,567
TJX Companies, Inc.	1,245,690	23,930	94,078	7,922	-
TreeHouse Foods, Inc.	232,324	-	86,885	-	125,426
Total	$ 8,346,893	$ 447,105	$ 795,524	$ 27,433	$ 7,369,624
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,449,904	$ 18,116,350	$ 270,050	$ 63,504
Consumer Staples	7,446,692	7,313,702	132,990	-
Energy	3,889,579	3,889,579	-	-
Financials	9,128,912	8,727,218	359,858	41,836
Health Care	7,764,013	7,268,026	495,987	-
Industrials	3,718,247	3,649,658	68,589	-
Information Technology	22,509,152	21,756,773	642,299	110,080
Materials	2,549,813	2,386,477	163,336	-
Telecommunication Services	97,115	97,115	-	-
Utilities	69,045	9,951	59,094	-
Corporate Bonds	61,902	-	8,437	53,465
Money Market Funds	5,782,315	5,782,315	-	-
Cash Equivalents	14,526	-	14,526	-
Total Investments in Securities:	$ 81,481,215	$ 78,997,164	$ 2,215,166	$ 268,885

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,562,316
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.4%
Canada	3.7%
Ireland	1.3%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012

Assets
Investment in securities, at value (including securities loaned of $306,580 and repurchase agreements of $14,526) - See accompanying schedule: Unaffiliated issuers (cost $43,477,488)	$ 68,329,276
Fidelity Central Funds (cost $5,782,315)	5,782,315
Other affiliated issuers (cost $3,938,050)	7,369,624
Total Investments (cost $53,197,853)		$ 81,481,215
Foreign currency held at value (cost $379)		379
Receivable for investments sold Regular delivery		667,190
Delayed delivery		2,335
Receivable for fund shares sold		140,774
Dividends receivable		57,383
Interest receivable		2,875
Distributions receivable from Fidelity Central Funds		1,633
Other receivables		3,367
Total assets		82,357,151

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	594,047
Payable for fund shares redeemed	72,215
Accrued management fee	37,969
Other affiliated payables	9,289
Other payables and accrued expenses	2,247
Collateral on securities loaned, at value	304,552
Total liabilities		1,020,320

Net Assets		$ 81,336,831
Net Assets consist of:
Paid in capital		$ 54,707,571
Accumulated net investment loss		(17,829)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,636,451)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,283,540
Net Assets		$ 81,336,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012

Contrafund: Net Asset Value, offering price and redemption price per share ($57,934,052 ÷ 774,454 shares)	$ 74.81

Class K: Net Asset Value, offering price and redemption price per share ($23,402,779 ÷ 312,880 shares)	$ 74.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012

Investment Income
Dividends (including $27,433 earned from other affiliated issuers)		$ 369,831
Interest		2,306
Income from Fidelity Central Funds		7,545
Total income		379,682

Expenses
Management fee Basic fee	$ 223,642
Performance adjustment	(3,286)
Transfer agent fees	54,617
Accounting and security lending fees	1,514
Custodian fees and expenses	792
Independent trustees' compensation	255
Appreciation in deferred trustee compensation account	1
Registration fees	590
Audit	116
Legal	112
Miscellaneous	454
Total expenses before reductions	278,807
Expense reductions	(1,272)	277,535
Net investment income (loss)		102,147
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,684,769
Other affiliated issuers	253,522
Foreign currency transactions	(227)
Total net realized gain (loss)		2,938,064
Change in net unrealized appreciation (depreciation) on: Investment securities	4,905,739
Assets and liabilities in foreign currencies	282
Total change in net unrealized appreciation (depreciation)		4,906,021
Net gain (loss)		7,844,085
Net increase (decrease) in net assets resulting from operations		$ 7,946,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,147	$ 62,576
Net realized gain (loss)	2,938,064	1,303,553
Change in net unrealized appreciation (depreciation)	4,906,021	(1,484,727)
Net increase (decrease) in net assets resulting from operations	7,946,232	(118,598)
Distributions to shareholders from net investment income	-	(63,685)
Distributions to shareholders from net realized gain	-	(166,900)
Total distributions	-	(230,585)
Share transactions - net increase (decrease)	666,529	(1,458,848)
Total increase (decrease) in net assets	8,612,761	(1,808,031)

Net Assets
Beginning of period	72,724,070	74,532,101
End of period (including accumulated net investment loss of $17,829 and accumulated net investment loss of $119,976, respectively)	$ 81,336,831	$ 72,724,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 67.45	$ 67.73	$ 58.28	$ 45.26	$ 73.11	$ 65.21
Income from Investment Operations
Net investment income (loss) D	.08	.04	(.02)	.11	.23	.48
Net realized and unrealized gain (loss)	7.28	(.13)	9.86	13.11	(27.22)	12.34
Total from investment operations	7.36	(.09)	9.84	13.22	(26.99)	12.82
Distributions from net investment income	-	(.04)	(.01)	(.11)	(.21)	(.44)
Distributions from net realized gain	-	(.15)	(.38)	(.09)	(.65)	(4.48)
Total distributions	-	(.19)	(.39)	(.20) H	(.86)	(4.92)
Net asset value, end of period	$ 74.81	$ 67.45	$ 67.73	$ 58.28	$ 45.26	$ 73.11
Total Return B, C	10.91%	(.14)%	16.93%	29.23%	(37.16)%	19.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.81%	.92%	1.02%	.95%	.89%
Expenses net of fee waivers, if any	.73% A	.81%	.92%	1.02%	.95%	.89%
Expenses net of all reductions	.72% A	.81%	.91%	1.01%	.94%	.89%
Net investment income (loss)	.22% A	.06%	(.03)%	.22%	.37%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 57,934	$ 54,677	$ 60,498	$ 57,225	$ 45,149	$ 81,144
Portfolio turnover rate F	53% A	55%	46%	58%	78%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 67.40	$ 67.70	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.13	.12	.06	.19	.22
Net realized and unrealized gain (loss)	7.27	(.14)	9.87	13.11	(23.30)
Total from investment operations	7.40	(.02)	9.93	13.30	(23.08)
Distributions from net investment income	-	(.13)	(.01)	(.20)	(.28)
Distributions from net realized gain	-	(.15)	(.47)	(.09)	-
Total distributions	-	(.28)	(.48)	(.28) I	(.28)
Net asset value, end of period	$ 74.80	$ 67.40	$ 67.70	$ 58.25	$ 45.23
Total Return B, C	10.98%	(.02)%	17.09%	29.43%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.69%	.79%	.86%	.82% A
Expenses net of fee waivers, if any	.61% A	.69%	.79%	.86%	.82% A
Expenses net of all reductions	.61% A	.69%	.78%	.85%	.82% A
Net investment income (loss)	.34% A	.18%	.10%	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 23,403	$ 18,047	$ 14,034	$ 6,749	$ 3,301
Portfolio turnover rate F	53% A	55%	46%	58%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,687,894
Gross unrealized depreciation	(858,155)
Net unrealized appreciation (depreciation) on securities and other investments	$ 27,829,739

Tax cost	$ 53,651,476

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (497,405)
2017	(2,902,316)
Total capital loss carryforward	$ (3,399,721)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $20,106,405 and $21,956,776, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 49,099.17
Class K	5,518.05
	$ 54,617

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $290 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $114 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,025. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,939, including $174 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund

Semiannual Report

9. Bank Borrowings - continued

has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $7,356. The weighted average interest rate was ..65%. The interest expense amounted to one hundred thirty-three dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,271 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Contrafund	$ -	$ 28,410
Class K	-	35,275
Total	$ -	$ 63,685
From net realized gain
Contrafund	$ -	$ 130,522
Class K	-	36,378
Total	$ -	$ 166,900

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Contrafund
Shares sold	59,611	136,499	$ 4,413,354	$ 9,377,328
Reinvestment of distributions	-	2,271	-	153,775
Shares redeemed	(95,796)	(221,335)	(7,085,272)	(15,103,275)
Net increase (decrease)	(36,185)	(82,565)	$ (2,671,918)	$ (5,572,172)
Class K
Shares sold	73,337	113,775	$ 5,415,109	$ 7,765,531
Reinvestment of distributions	-	1,073	-	71,653
Shares redeemed	(28,213)	(54,389)	(2,076,662)	(3,723,860)
Net increase (decrease)	45,124	60,459	$ 3,338,447	$ 4,113,324

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 10, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CON-USAN-0812
1.787777.109

Fidelity®

Contrafund®-
Class K

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Contrafund	.73%
Actual		$ 1,000.00	$ 1,109.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.23	$ 3.67
Class K	.61%
Actual		$ 1,000.00	$ 1,109.80	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.0	8.2
Google, Inc. Class A	4.3	5.7
Berkshire Hathaway, Inc. Class A	3.3	3.2
The Coca-Cola Co.	2.7	2.7
McDonald's Corp.	2.5	3.2
Wells Fargo & Co.	2.4	1.7
The Walt Disney Co.	2.3	1.8
TJX Companies, Inc.	1.9	1.7
Noble Energy, Inc.	1.8	2.2
Colgate-Palmolive Co.	1.6	1.5
	31.8
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.7	28.7
Consumer Discretionary	22.7	21.5
Financials	11.2	8.1
Health Care	9.5	9.8
Consumer Staples	9.2	8.3
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 92.9%		Stocks 95.7%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	11.6%	** Foreign investments	15.9%

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.7%
Automobiles - 0.4%
Harley-Davidson, Inc.	1,164,400	$ 53,248
Hyundai Motor Co.	795,302	163,847
Tesla Motors, Inc. (a)	3,583,141	112,116
		329,211
Distributors - 0.1%
LKQ Corp. (a)	2,109,435	70,455
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	864,509	11,019
Coinstar, Inc. (a)(d)	1,211,417	83,176
Kroton Educacional SA unit (a)	1,632,900	23,617
		117,812
Hotels, Restaurants & Leisure - 6.2%
Arcos Dorados Holdings, Inc.	3,336,852	49,319
Buffalo Wild Wings, Inc. (a)	600,967	52,068
Chipotle Mexican Grill, Inc. (a)(e)	2,498,954	949,478
Dunkin' Brands Group, Inc. (e)	7,147,490	245,445
Galaxy Entertainment Group Ltd. (a)	34,634,000	87,134
Las Vegas Sands Corp.	3,844,800	167,210
Marriott International, Inc. Class A	857,000	33,594
McDonald's Corp.	23,261,532	2,059,343
Paradise Co. Ltd.	1,416,032	17,158
Starbucks Corp.	12,870,554	686,258
The Cheesecake Factory, Inc. (a)	799,100	25,539
Tim Hortons, Inc. (Canada) (e)	12,018,532	633,567
Wyndham Worldwide Corp.	842,700	44,444
Yum! Brands, Inc.	208,800	13,451
		5,064,008
Household Durables - 0.6%
D.R. Horton, Inc.	11,104,353	204,098
Lennar Corp. Class A	2,307,500	71,325
M.D.C. Holdings, Inc.	300,000	9,801
PulteGroup, Inc. (a)	12,786,000	136,810
Toll Brothers, Inc. (a)	1,404,880	41,767
		463,801
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	5,055,737	1,154,478
Expedia, Inc. (d)	1,606,938	77,246
Groupon, Inc. Class A (a)(d)	9,752,066	103,664
Liberty Media Corp. Interactive Series A (a)	835,600	14,865
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	1,041,800	$ 692,297
TripAdvisor, Inc. (a)	3,820,110	170,721
		2,213,271
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	1,086,225	77,643
Media - 4.3%
Comcast Corp. Class A	16,283,878	520,596
Discovery Communications, Inc. (a)(e)	16,017,852	864,964
Interpublic Group of Companies, Inc.	4,743,169	51,463
Legend Pictures LLC (a)(h)(i)	38,222	40,864
Liberty Global, Inc. Class A (a)	249,600	12,388
Liberty Media Corp. Capital Series A (a)	908,659	79,880
Naspers Ltd. Class N	905,151	48,163
Sirius XM Radio, Inc. (a)(d)	16,097,218	29,780
The Walt Disney Co.	38,167,719	1,851,134
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
		3,514,695
Multiline Retail - 1.5%
Dollar General Corp. (a)	1,847,800	100,502
Dollar Tree, Inc. (a)(e)	15,993,700	860,461
Dollarama, Inc.	1,471,150	88,405
Dollarama, Inc. (a)(f)	1,194,200	71,762
Macy's, Inc.	2,262,830	77,728
		1,198,858
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	2,727,300	53,810
AutoZone, Inc. (a)	453,973	166,685
Bed Bath & Beyond, Inc. (a)	10,981,900	678,681
Dick's Sporting Goods, Inc.	1,342,923	64,460
Foschini Ltd.	1,210,000	18,947
Gap, Inc.	2,789,500	76,321
GNC Holdings, Inc.	1,255,648	49,221
Home Depot, Inc.	826,000	43,770
Kingfisher PLC	7,400,000	33,308
Limited Brands, Inc.	1,202,600	51,147
O'Reilly Automotive, Inc. (a)	1,007,476	84,396
Penske Automotive Group, Inc.	2,628,656	55,833
PetSmart, Inc.	2,098,119	143,050
Ross Stores, Inc.	8,678,888	542,170
Tilly's, Inc. (a)	320,800	5,149
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	36,822,308	$ 1,580,782
Tractor Supply Co.	560,100	46,522
Ulta Salon, Cosmetics & Fragrance, Inc.	1,356,419	126,662
Urban Outfitters, Inc. (a)	1,126,200	31,072
Vitamin Shoppe, Inc. (a)	492,368	27,046
Workman Co. Ltd.	67,700	1,911
Zumiez, Inc. (a)(d)	1,267,772	50,204
		3,931,147
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC	229,704	4,767
Coach, Inc.	470,200	27,497
lululemon athletica, Inc. (a)	279,758	16,682
NIKE, Inc. Class B	10,212,226	896,429
Ralph Lauren Corp.	616,390	86,332
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	2,462,361	232,644
Vera Bradley, Inc. (a)	360,800	7,606
VF Corp.	1,422,771	189,869
		1,461,826
TOTAL CONSUMER DISCRETIONARY		18,442,727
CONSUMER STAPLES - 9.2%
Beverages - 3.5%
Anheuser-Busch InBev SA NV ADR (d)	4,352,900	346,708
Boston Beer Co., Inc. Class A (a)(d)	333,607	40,366
Diageo PLC sponsored ADR	1,265,800	130,466
Dr Pepper Snapple Group, Inc.	2,486,400	108,780
The Coca-Cola Co.	28,517,491	2,229,783
		2,856,103
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	4,947,323	469,996
CVS Caremark Corp.	7,888,800	368,644
Drogasil SA	1,736,063	17,503
Fresh Market, Inc. (a)	645,700	34,629
Tesco PLC	1,646,600	7,996
Wal-Mart Stores, Inc.	8,697,700	606,404
Whole Foods Market, Inc.	1,304,650	124,359
		1,629,531
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Kraft Foods, Inc. Class A	7,055,400	$ 272,480
Mead Johnson Nutrition Co. Class A	1,431,300	115,234
Orion Corp.	49,375	41,046
TreeHouse Foods, Inc. (a)(e)	2,013,577	125,426
Want Want China Holdings Ltd.	74,350,000	91,944
		646,130
Household Products - 1.8%
Colgate-Palmolive Co.	12,333,607	1,283,928
Kimberly-Clark Corp.	2,147,700	179,913
		1,463,841
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	13,547,800	733,207
Tobacco - 0.2%
Philip Morris International, Inc.	1,350,900	117,880
TOTAL CONSUMER STAPLES		7,446,692
ENERGY - 4.8%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	2,357,418	153,020
Oil, Gas & Consumable Fuels - 4.6%
Americas Petrogas, Inc. (f)	3,562,500	6,613
Anadarko Petroleum Corp.	9,137,910	604,930
BG Group PLC	405,300	8,252
Birchcliff Energy Ltd. (a)	4,787,400	26,333
Birchcliff Energy Ltd. (f)	1,900,000	10,451
Cabot Oil & Gas Corp.	208,400	8,211
Canadian Natural Resources Ltd.	2,111,312	56,635
Concho Resources, Inc. (a)	3,865,559	329,037
Continental Resources, Inc. (a)(d)	2,911,992	193,997
Enterprise Products Partners LP	477,500	24,467
EOG Resources, Inc.	3,576,857	322,311
Madalena Ventures, Inc. (f)	9,370,500	3,221
Noble Energy, Inc. (e)	17,399,109	1,475,792
Occidental Petroleum Corp.	3,689,919	316,484
Phillips 66 (a)	1,000,000	33,240
TAG Oil Ltd. (a)	627,200	4,540
TAG Oil Ltd. (f)	1,365,935	9,888
Tourmaline Oil Corp. (a)	5,609,700	148,108
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tourmaline Oil Corp. (a)(f)	1,363,300	$ 35,994
TransAtlantic Petroleum Ltd. (a)(f)	1,734,051	1,873
Tullow Oil PLC	2,286,114	52,632
Ultrapar Participacoes SA	2,823,900	63,550
		3,736,559
TOTAL ENERGY		3,889,579
FINANCIALS - 11.2%
Capital Markets - 0.3%
State Street Corp.	6,440,000	287,482
Commercial Banks - 4.1%
Bank of Ireland (a)	1,438,824,822	180,152
BB&T Corp.	6,199,100	191,242
BOK Financial Corp.	161,866	9,421
Fifth Third Bancorp	4,321,300	57,905
Metro Bank PLC Class A (a)(e)(i)	2,671,250	41,836
PNC Financial Services Group, Inc.	5,425,792	331,570
Texas Capital Bancshares, Inc. (a)	250,000	10,098
U.S. Bancorp	17,972,329	577,990
UMB Financial Corp.	192,400	9,857
Wells Fargo & Co.	58,073,197	1,941,968
		3,352,039
Consumer Finance - 0.7%
American Express Co.	8,122,700	472,822
Capital One Financial Corp.	1,729,216	94,519
Credit Acceptance Corp. (a)	289,396	24,434
		591,775
Diversified Financial Services - 0.2%
Citigroup, Inc.	2,279,302	62,476
JPMorgan Chase & Co.	3,346,132	119,557
		182,033
Insurance - 4.9%
ACE Ltd.	5,963,700	442,089
Admiral Group PLC	3,458,963	64,574
AIA Group Ltd.	52,027,600	179,706
Berkshire Hathaway, Inc. Class A (a)	21,449	2,679,945
Fairfax Financial Holdings Ltd. (sub. vtg.)	174,622	69,146
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	5,848,974	$ 425,922
The Travelers Companies, Inc.	1,422,628	90,821
Torchmark Corp.	180,000	9,099
		3,961,302
Real Estate Investment Trusts - 0.7%
American Tower Corp.	7,831,400	547,493
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	18,058,000	206,788
TOTAL FINANCIALS		9,128,912
HEALTH CARE - 9.5%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	4,181,660	415,239
Amgen, Inc.	6,881,572	502,630
ARIAD Pharmaceuticals, Inc. (a)	2,405,323	41,396
Biogen Idec, Inc. (a)	8,358,200	1,206,757
BioMarin Pharmaceutical, Inc. (a)	1,526,560	60,421
Celgene Corp. (a)	1,569,200	100,680
Cepheid, Inc. (a)	437,144	19,562
Gilead Sciences, Inc. (a)	2,591,200	132,877
Incyte Corp. (a)	373,900	8,488
Medivation, Inc. (a)	735,667	67,240
Merrimack Pharmaceuticals, Inc.	1,434,100	10,440
ONYX Pharmaceuticals, Inc. (a)	120,000	7,974
Seattle Genetics, Inc. (a)	545,326	13,846
Vertex Pharmaceuticals, Inc. (a)	261,800	14,640
		2,602,190
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	803,900	26,898
Boston Scientific Corp. (a)	2,583,300	14,647
C.R. Bard, Inc.	200,700	21,563
Covidien PLC	811,300	43,405
Cyberonics, Inc. (a)	655,306	29,449
Edwards Lifesciences Corp. (a)	163,100	16,848
Intuitive Surgical, Inc. (a)	832,643	461,109
Wright Medical Group, Inc. (a)	100,380	2,143
Zimmer Holdings, Inc.	128,100	8,245
		624,307
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Catalyst Health Solutions, Inc. (a)	757,200	$ 70,753
CIGNA Corp.	1,903,355	83,748
DaVita, Inc. (a)	100,000	9,821
Henry Schein, Inc. (a)	740,900	58,153
Humana, Inc.	206,300	15,976
McKesson Corp.	1,498,800	140,513
MWI Veterinary Supply, Inc. (a)	28,922	2,972
UnitedHealth Group, Inc.	10,920,500	638,849
		1,020,785
Health Care Technology - 0.8%
athenahealth, Inc. (a)(e)	2,009,844	159,119
Cerner Corp. (a)	5,380,430	444,746
SXC Health Solutions Corp. (a)	337,282	33,496
		637,361
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(i)	1,027,387	15,452
Mettler-Toledo International, Inc. (a)(e)	2,959,600	461,254
Waters Corp. (a)	1,720,406	136,721
		613,427
Pharmaceuticals - 2.8%
Abbott Laboratories	10,490,355	676,313
Allergan, Inc.	1,166,893	108,019
Bayer AG	2,814,355	202,226
Bristol-Myers Squibb Co.	6,451,000	231,913
Elan Corp. PLC sponsored ADR (a)	2,739,500	39,969
Eli Lilly & Co.	1,560,700	66,970
Johnson & Johnson	598,300	40,421
Merck & Co., Inc.	759,100	31,692
Novo Nordisk A/S Series B	3,239,181	469,801
Perrigo Co.	2,726,600	321,548
Shire PLC	910,200	26,186
UCB SA	350,000	17,646
Valeant Pharmaceuticals International, Inc. (Canada) (a)	740,977	33,239
		2,265,943
TOTAL HEALTH CARE		7,764,013
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 4.6%
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	397,925	$ 23,291
Airlines - 0.0%
Allegiant Travel Co. (a)	27,794	1,937
Building Products - 0.0%
Fortune Brands Home & Security, Inc. (a)	1,065,800	23,735
Commercial Services & Supplies - 0.5%
Aggreko PLC	312,946	10,155
Cintas Corp.	1,033,700	39,911
Edenred SA	1,643,181	46,465
Stericycle, Inc. (a)	2,774,008	254,293
Swisher Hygiene, Inc. (a)	6,357,060	14,475
		365,299
Electrical Equipment - 0.4%
AMETEK, Inc.	639,100	31,897
Cooper Industries PLC Class A	458,741	31,277
Roper Industries, Inc.	2,284,814	225,237
		288,411
Industrial Conglomerates - 1.1%
Danaher Corp.	15,126,427	787,784
General Electric Co.	4,442,300	92,578
		880,362
Machinery - 0.2%
Colfax Corp. (a)	528,512	14,571
Donaldson Co., Inc.	433,780	14,475
Fanuc Corp.	329,200	54,114
Rexnord Corp.	1,116,700	22,379
Snap-On, Inc.	252,010	15,688
Valmont Industries, Inc.	70,000	8,468
Wabtec Corp.	110,000	8,581
		138,276
Professional Services - 0.6%
Bureau Veritas SA	59,700	5,299
Experian PLC	7,439,902	104,926
IHS, Inc. Class A (a)	2,345,114	252,639
Qualicorp SA	3,495,000	30,556
Verisk Analytics, Inc. (a)	1,465,200	72,176
		465,596
Road & Rail - 1.4%
Canadian National Railway Co.	1,038,500	87,825
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific	3,604,200	$ 264,518
CSX Corp.	1,096,500	24,518
J.B. Hunt Transport Services, Inc.	1,193,230	71,117
Kansas City Southern	236,700	16,465
Localiza Rent A Car SA	1,364,500	20,619
Norfolk Southern Corp.	120,000	8,612
Union Pacific Corp.	5,665,154	675,910
		1,169,584
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(f)	1,624,500	31,499
Class A (a)	3,482,478	67,525
Mills Estruturas e Servicos de Engenharia SA	998,200	13,717
W.W. Grainger, Inc.	1,302,105	249,015
		361,756
TOTAL INDUSTRIALS		3,718,247
INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	28,918	168
F5 Networks, Inc. (a)	219,449	21,848
Motorola Solutions, Inc.	2,823,752	135,851
QUALCOMM, Inc.	14,616,843	813,866
Ubiquiti Networks, Inc. (d)	842,018	11,999
		983,732
Computers & Peripherals - 9.3%
Apple, Inc. (a)	12,556,858	7,333,204
EMC Corp. (a)	10,122,200	259,432
		7,592,636
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A (e)	8,997,272	494,130
National Instruments Corp.	784,045	21,059
		515,189
Internet Software & Services - 6.1%
Bankrate, Inc. (d)	269,906	4,964
Constant Contact, Inc. (a)(d)(e)	1,989,940	35,580
Cornerstone OnDemand, Inc. (a)	1,216,878	28,974
Demandware, Inc. (d)	293,100	6,944
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Dropbox, Inc. (i)	5,464,028	$ 49,445
eBay, Inc. (a)	11,756,365	493,885
Equinix, Inc. (a)	375,700	65,992
Facebook, Inc.:
Class A (d)	10,247,600	318,905
Class B (a)(i)	3,464,225	97,026
Google, Inc. Class A (a)	5,962,521	3,458,680
LinkedIn Corp. (a)	783,622	83,276
MercadoLibre, Inc.	1,658,724	125,731
Rackspace Hosting, Inc. (a)	1,351,968	59,405
VeriSign, Inc. (a)	1,550,610	67,560
Web.com, Inc. (a)	1,094,555	20,052
		4,916,419
IT Services - 4.8%
Accenture PLC Class A	11,522,900	692,411
Alliance Data Systems Corp. (a)	2,376,244	320,793
Fidelity National Information Services, Inc.	3,322,939	113,246
Fiserv, Inc. (a)	2,343,104	169,219
FleetCor Technologies, Inc. (a)	121,000	4,240
IBM Corp.	2,278,536	445,636
MasterCard, Inc. Class A	2,158,862	928,548
Syntel, Inc.	89,010	5,403
Teradata Corp. (a)	228,000	16,418
Total System Services, Inc.	501,105	11,991
Vantiv, Inc.	132,971	3,097
Visa, Inc. Class A	9,576,733	1,183,972
		3,894,974
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	722,854	27,230
ARM Holdings PLC sponsored ADR	12,774,715	303,910
ASML Holding NV	3,253,600	167,300
Avago Technologies Ltd.	3,766,537	135,219
Cirrus Logic, Inc. (a)	2,300,000	68,724
Cymer, Inc. (a)	28,883	1,703
Ezchip Semiconductor Ltd. (a)	420,575	16,840
Mellanox Technologies Ltd. (a)	33,131	2,347
Samsung Electronics Co. Ltd.	481,071	511,247
Skyworks Solutions, Inc. (a)	2,989,267	81,816
		1,316,336
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.0%
Allot Communications Ltd. (a)	1,464,503	$ 40,801
ANSYS, Inc. (a)	436,936	27,575
Ariba, Inc. (a)	1,981,664	88,699
Check Point Software Technologies Ltd. (a)	6,470,600	320,877
Citrix Systems, Inc. (a)	5,308,600	445,604
CommVault Systems, Inc. (a)	75,617	3,748
Concur Technologies, Inc. (a)	2,106,724	143,468
Descartes Systems Group, Inc. (a)	515,100	4,387
Fortinet, Inc. (a)	2,794,221	64,882
Guidewire Software, Inc. (d)	1,460,163	41,060
Informatica Corp. (a)(e)	5,503,182	233,115
Intuit, Inc.	7,480,000	443,938
Jive Software, Inc. (d)	1,561,921	32,785
Microsoft Corp.	6,777,593	207,327
NetSuite, Inc. (a)	2,043,517	111,923
Nexon Co. Ltd.	1,738,100	34,026
QLIK Technologies, Inc. (a)	652,306	14,429
Red Hat, Inc. (a)	3,075,225	173,689
salesforce.com, Inc. (a)	2,964,635	409,890
ServiceNow, Inc.	203,200	4,999
SolarWinds, Inc. (a)	3,573,294	155,653
Splunk, Inc.	209,500	5,887
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0*
Ultimate Software Group, Inc. (a)	436,952	38,941
VMware, Inc. Class A (a)	1,727,300	157,253
Workday, Inc. (i)	1,223,783	29,983
Zynga, Inc.	4,462,380	24,275
		3,259,214
TOTAL INFORMATION TECHNOLOGY		22,478,500
MATERIALS - 3.1%
Chemicals - 1.0%
Airgas, Inc.	100,000	8,401
Ashland, Inc.	117,300	8,130
Ecolab, Inc.	2,722,363	186,564
Filtrona PLC	3,839,804	28,776
FMC Corp.	657,600	35,168
Monsanto Co.	3,054,500	252,852
PPG Industries, Inc.	851,400	90,351
Sherwin-Williams Co.	1,067,700	141,310
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	751,100	$ 39,425
W.R. Grace & Co. (a)	145,878	7,360
		798,337
Containers & Packaging - 0.1%
Ball Corp.	1,076,970	44,210
Silgan Holdings, Inc.	515,249	21,996
		66,206
Metals & Mining - 2.0%
Allied Nevada Gold Corp. (Canada) (a)	341,000	9,673
Altius Minerals Corp. (a)	99,600	1,037
Avion Gold Corp. (a)(e)	33,711,615	15,066
B2Gold Corp. (a)(e)	27,531,333	82,748
B2Gold Corp. (a)(e)(f)	5,850,000	17,583
Dalradian Resources, Inc. (a)(e)	4,090,730	2,612
Dalradian Resources, Inc. (e)(f)	3,000,000	1,915
Eldorado Gold Corp.	6,586,488	81,126
Franco-Nevada Corp. (e)	12,719,000	575,172
Franco-Nevada Corp. warrants 6/16/17 (a)(e)(f)	342,250	1,983
Goldcorp, Inc.	3,657,182	137,688
Ivanhoe Mines Ltd.	10,210,600	100,692
Ivanhoe Mines Ltd. rights 7/19/12 (a)	8,469,400	7,653
Medusa Mining Ltd. (e)	11,743,444	58,581
New Gold, Inc. (a)	19,611,011	187,038
Newcrest Mining Ltd.	4,501,521	104,755
Novagold Resources, Inc. (a)	9,640,577	50,565
Premier Gold Mines Ltd. (a)(e)	3,970,200	17,158
Premier Gold Mines Ltd. (e)(f)	3,850,000	16,639
Pretium Resources, Inc. (a)	4,110,406	57,007
Rio Alto Mining Ltd. (a)	1,207,600	4,839
Royal Gold, Inc.	1,013,244	79,438
Tahoe Resources, Inc. (a)(f)	5,376,500	74,302
		1,685,270
TOTAL MATERIALS		2,549,813
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
tw telecom, inc. (a)	1,303,100	33,438
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA (depository receipt)	253,800	$ 23,885
SBA Communications Corp. Class A (a)	697,500	39,792
		63,677
TOTAL TELECOMMUNICATION SERVICES		97,115
UTILITIES - 0.1%
Gas Utilities - 0.0%
ONEOK, Inc.	235,200	9,951
Multi-Utilities - 0.1%
YTL Corp. Bhd	92,209,226	59,094
TOTAL UTILITIES		69,045
TOTAL COMMON STOCKS (Cost $47,276,733)		75,584,643
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1:
8.00%	1,228,555	6,279
8.00%	87,753	449
8.00%	87,754	449
		7,177
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(i)	410,013	1,005
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Trion World Network, Inc.:
Series C, 8.00% (a)(i)	3,950,196	$ 16,907
Series C-1, 8.00% (a)(i)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		19,242
TOTAL CONVERTIBLE PREFERRED STOCKS		26,419
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (i)	1,260,898	11,410
TOTAL PREFERRED STOCKS (Cost $64,798)		37,829
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(i)	$ 48,586	50,388
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc.:
9% 11/18/13	192	192
9% 11/18/13	192	192
9% 12/2/13	2,693	2,693
		3,077
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19	$ 8,171	$ 8,437
TOTAL CONSUMER DISCRETIONARY		11,514
TOTAL CORPORATE BONDS (Cost $59,481)		61,902
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	5,477,763,306	5,477,763
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	304,551,678	304,552
TOTAL MONEY MARKET FUNDS (Cost $5,782,315)		5,782,315
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $14,526)	$ 14,526	14,526
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $53,197,853)		81,481,215
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(144,384)
NET ASSETS - 100%		$ 81,336,831
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $283,723,000 or 0.3% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $371,109,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 86,629
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 48,884
Legend Pictures LLC	9/23/10 - 3/30/12	$ 31,992
Metro Bank PLC Class A	12/8/09 - 5/21/12	$ 37,356
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
Workday, Inc.	10/13/11	$ 16,227
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$14,526,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 4,069
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,808
RBS Securities, Inc.	7,649
$ 14,526
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,606
Fidelity Securities Lending Cash Central Fund	4,939
Total	$ 7,545
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amphenol Corp. Class A	$ 506,556	$ 15,785	$ 135,124	$ 2,133	$ 494,130
athenahealth, Inc.	45,749	87,983	8,119	-	159,119
Avion Gold Corp.	59,448	-	3,444	-	15,066
B2Gold Corp.	83,805	-	-	-	82,748
B2Gold Corp. (144A)	17,807	-	-	-	17,583
Birchcliff Energy Ltd.	98,366	-	30,091	-	-
Chipotle Mexican Grill, Inc.	949,372	-	119,158	-	949,478
Constant Contact, Inc.	43,052	4,177	-	-	35,580
Dalradian Resources, Inc.	7,447	244	27	-	2,612
Dalradian Resources, Inc. (144A)	-	5,996	-	-	1,915
Discovery Communications, Inc.	649,586	8,106	-	-	864,964
Dollar Tree, Inc.	720,888	-	64,565	-	860,461
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dunkin' Brands Group, Inc.	$ 116,194	$ 71,943	$ -	$ 2,099	$ 245,445
Franco-Nevada Corp.	435,254	55,845	-	2,490	575,172
Franco-Nevada Corp. warrants 6/16/17	1,916	-	-	-	1,983
Informatica Corp.	202,710	18,843	16,156	-	233,115
LogMeIn, Inc.	53,513	7,642	55,721	-	-
Medusa Mining Ltd.	56,958	-	5,083	536	58,581
Metro Bank PLC Class A	11,513	16,046	-	-	41,836
Mettler-Toledo International, Inc.	470,560	-	36,583	-	461,254
Noble Energy, Inc.	1,613,053	30,719	-	7,638	1,475,792
Premier Gold Mines Ltd.	-	19,804	-	-	17,158
Premier Gold Mines Ltd. (144A)	-	22,255	-	-	16,639
Pretium Resources, Inc.	23,735	49,215	13,378	-	-
Quality Systems, Inc.	111,601	-	112,490	365	-
Tim Hortons, Inc. (Canada)	589,796	8,572	14,622	4,250	633,567
TJX Companies, Inc.	1,245,690	23,930	94,078	7,922	-
TreeHouse Foods, Inc.	232,324	-	86,885	-	125,426
Total	$ 8,346,893	$ 447,105	$ 795,524	$ 27,433	$ 7,369,624
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,449,904	$ 18,116,350	$ 270,050	$ 63,504
Consumer Staples	7,446,692	7,313,702	132,990	-
Energy	3,889,579	3,889,579	-	-
Financials	9,128,912	8,727,218	359,858	41,836
Health Care	7,764,013	7,268,026	495,987	-
Industrials	3,718,247	3,649,658	68,589	-
Information Technology	22,509,152	21,756,773	642,299	110,080
Materials	2,549,813	2,386,477	163,336	-
Telecommunication Services	97,115	97,115	-	-
Utilities	69,045	9,951	59,094	-
Corporate Bonds	61,902	-	8,437	53,465
Money Market Funds	5,782,315	5,782,315	-	-
Cash Equivalents	14,526	-	14,526	-
Total Investments in Securities:	$ 81,481,215	$ 78,997,164	$ 2,215,166	$ 268,885

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 1,562,316
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.4%
Canada	3.7%
Ireland	1.3%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2012

Assets
Investment in securities, at value (including securities loaned of $306,580 and repurchase agreements of $14,526) - See accompanying schedule: Unaffiliated issuers (cost $43,477,488)	$ 68,329,276
Fidelity Central Funds (cost $5,782,315)	5,782,315
Other affiliated issuers (cost $3,938,050)	7,369,624
Total Investments (cost $53,197,853)		$ 81,481,215
Foreign currency held at value (cost $379)		379
Receivable for investments sold Regular delivery		667,190
Delayed delivery		2,335
Receivable for fund shares sold		140,774
Dividends receivable		57,383
Interest receivable		2,875
Distributions receivable from Fidelity Central Funds		1,633
Other receivables		3,367
Total assets		82,357,151

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	594,047
Payable for fund shares redeemed	72,215
Accrued management fee	37,969
Other affiliated payables	9,289
Other payables and accrued expenses	2,247
Collateral on securities loaned, at value	304,552
Total liabilities		1,020,320

Net Assets		$ 81,336,831
Net Assets consist of:
Paid in capital		$ 54,707,571
Accumulated net investment loss		(17,829)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,636,451)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,283,540
Net Assets		$ 81,336,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2012

Contrafund: Net Asset Value, offering price and redemption price per share ($57,934,052 ÷ 774,454 shares)	$ 74.81

Class K: Net Asset Value, offering price and redemption price per share ($23,402,779 ÷ 312,880 shares)	$ 74.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012

Investment Income
Dividends (including $27,433 earned from other affiliated issuers)		$ 369,831
Interest		2,306
Income from Fidelity Central Funds		7,545
Total income		379,682

Expenses
Management fee Basic fee	$ 223,642
Performance adjustment	(3,286)
Transfer agent fees	54,617
Accounting and security lending fees	1,514
Custodian fees and expenses	792
Independent trustees' compensation	255
Appreciation in deferred trustee compensation account	1
Registration fees	590
Audit	116
Legal	112
Miscellaneous	454
Total expenses before reductions	278,807
Expense reductions	(1,272)	277,535
Net investment income (loss)		102,147
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,684,769
Other affiliated issuers	253,522
Foreign currency transactions	(227)
Total net realized gain (loss)		2,938,064
Change in net unrealized appreciation (depreciation) on: Investment securities	4,905,739
Assets and liabilities in foreign currencies	282
Total change in net unrealized appreciation (depreciation)		4,906,021
Net gain (loss)		7,844,085
Net increase (decrease) in net assets resulting from operations		$ 7,946,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,147	$ 62,576
Net realized gain (loss)	2,938,064	1,303,553
Change in net unrealized appreciation (depreciation)	4,906,021	(1,484,727)
Net increase (decrease) in net assets resulting from operations	7,946,232	(118,598)
Distributions to shareholders from net investment income	-	(63,685)
Distributions to shareholders from net realized gain	-	(166,900)
Total distributions	-	(230,585)
Share transactions - net increase (decrease)	666,529	(1,458,848)
Total increase (decrease) in net assets	8,612,761	(1,808,031)

Net Assets
Beginning of period	72,724,070	74,532,101
End of period (including accumulated net investment loss of $17,829 and accumulated net investment loss of $119,976, respectively)	$ 81,336,831	$ 72,724,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 67.45	$ 67.73	$ 58.28	$ 45.26	$ 73.11	$ 65.21
Income from Investment Operations
Net investment income (loss) D	.08	.04	(.02)	.11	.23	.48
Net realized and unrealized gain (loss)	7.28	(.13)	9.86	13.11	(27.22)	12.34
Total from investment operations	7.36	(.09)	9.84	13.22	(26.99)	12.82
Distributions from net investment income	-	(.04)	(.01)	(.11)	(.21)	(.44)
Distributions from net realized gain	-	(.15)	(.38)	(.09)	(.65)	(4.48)
Total distributions	-	(.19)	(.39)	(.20) H	(.86)	(4.92)
Net asset value, end of period	$ 74.81	$ 67.45	$ 67.73	$ 58.28	$ 45.26	$ 73.11
Total Return B, C	10.91%	(.14)%	16.93%	29.23%	(37.16)%	19.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.81%	.92%	1.02%	.95%	.89%
Expenses net of fee waivers, if any	.73% A	.81%	.92%	1.02%	.95%	.89%
Expenses net of all reductions	.72% A	.81%	.91%	1.01%	.94%	.89%
Net investment income (loss)	.22% A	.06%	(.03)%	.22%	.37%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 57,934	$ 54,677	$ 60,498	$ 57,225	$ 45,149	$ 81,144
Portfolio turnover rate F	53% A	55%	46%	58%	78%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 67.40	$ 67.70	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.13	.12	.06	.19	.22
Net realized and unrealized gain (loss)	7.27	(.14)	9.87	13.11	(23.30)
Total from investment operations	7.40	(.02)	9.93	13.30	(23.08)
Distributions from net investment income	-	(.13)	(.01)	(.20)	(.28)
Distributions from net realized gain	-	(.15)	(.47)	(.09)	-
Total distributions	-	(.28)	(.48)	(.28) I	(.28)
Net asset value, end of period	$ 74.80	$ 67.40	$ 67.70	$ 58.25	$ 45.23
Total Return B, C	10.98%	(.02)%	17.09%	29.43%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.69%	.79%	.86%	.82% A
Expenses net of fee waivers, if any	.61% A	.69%	.79%	.86%	.82% A
Expenses net of all reductions	.61% A	.69%	.78%	.85%	.82% A
Net investment income (loss)	.34% A	.18%	.10%	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 23,403	$ 18,047	$ 14,034	$ 6,749	$ 3,301
Portfolio turnover rate F	53% A	55%	46%	58%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Contrafund® (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,687,894
Gross unrealized depreciation	(858,155)
Net unrealized appreciation (depreciation) on securities and other investments	$ 27,829,739

Tax cost	$ 53,651,476

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (497,405)
2017	(2,902,316)
Total capital loss carryforward	$ (3,399,721)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $20,106,405 and $21,956,776, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 49,099.17
Class K	5,518.05
	$ 54,617

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $290 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $114 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,025. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,939, including $174 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund

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9. Bank Borrowings - continued

has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $7,356. The weighted average interest rate was ..65%. The interest expense amounted to one hundred thirty-three dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,271 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Contrafund	$ -	$ 28,410
Class K	-	35,275
Total	$ -	$ 63,685
From net realized gain
Contrafund	$ -	$ 130,522
Class K	-	36,378
Total	$ -	$ 166,900

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Contrafund
Shares sold	59,611	136,499	$ 4,413,354	$ 9,377,328
Reinvestment of distributions	-	2,271	-	153,775
Shares redeemed	(95,796)	(221,335)	(7,085,272)	(15,103,275)
Net increase (decrease)	(36,185)	(82,565)	$ (2,671,918)	$ (5,572,172)
Class K
Shares sold	73,337	113,775	$ 5,415,109	$ 7,765,531
Reinvestment of distributions	-	1,073	-	71,653
Shares redeemed	(28,213)	(54,389)	(2,076,662)	(3,723,860)
Net increase (decrease)	45,124	60,459	$ 3,338,447	$ 4,113,324

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 10, 2012

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CON-K-USAN-0812
1.863192.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012